UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2015

MFS® GLOBAL HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

10/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 29.0%
Aerospace - 0.3%
TA Aerospace, 3.625%, 4/15/23 (n)	EUR	1,225,000	$1,281,709

Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.711%, 12/10/49		$2,500,000	$361,977
Crest Ltd., CDO, 7%, 1/28/40 (d)		1,455,208	154,345
Falcon Franchise Loan LLC, FRN, 32.87%, 1/05/25 (i)(z)		40,109	9,690
LB Commercial Conduit Mortgage Trust, FRN, 1.137%, 2/18/30 (i)		152,672	1,865
Morgan Stanley Capital I, Inc., FRN, 1.405%, 4/28/39 (i)(z)		983,455	4,957

			$532,834
Automotive - 1.0%
Rhino Bondco S.p.A., 7.25%, 11/15/20 (n)	EUR	751,000	$881,631
Schaeffler Finance B.V., 4.25%, 5/15/18	EUR	100,000	112,221
Schaeffler Finance B.V., 3.25%, 5/15/25 (n)	EUR	905,000	988,864
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)		$640,000	662,400
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		295,000	300,163
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)		200,000	211,000
Tupy Overseas S.A., 6.625%, 7/17/24		1,465,000	1,309,344
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)		200,000	201,374

			$4,666,997
Broadcasting - 0.0%
Myriad International Holdings B.V., 5.5%, 7/21/25 (n)		$200,000	$195,932

Building - 2.3%
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		$345,000	$348,795
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		845,000	857,675
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		235,000	240,875
Cimpor Financial Operations B.V., 5.75%, 7/17/24		1,265,000	833,319
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		918,000	604,733
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		1,664,000	1,626,560
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		1,563,000	1,633,335
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		795,000	830,775
Paroc Group Oy, 6.25%, 5/15/20	EUR	1,125,000	1,199,993
Titan Global Finance PLC, 4.25%, 7/10/19	EUR	1,125,000	1,197,049
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		$1,627,000	1,629,034

			$11,002,143
Cable TV - 2.5%
Altice Financing S.A., 7.875%, 12/15/19 (n)		$1,512,000	$1,579,095
Altice Financing S.A., 6.625%, 2/15/23 (n)		400,000	401,000
Altice Finco S.A., 8.125%, 1/15/24 (n)		278,000	276,610
Cogeco Cable, Inc., 4.875%, 5/01/20 (n)		1,135,000	1,152,025
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	755,000	453,845
LGE Holdco VI B.V., 7.125%, 5/12/24 (n)		$755,000	901,719
Lynx I Corp., 5.375%, 4/15/21 (n)		814,500	855,225
Telenet Group Holding N.V., 6.25%, 8/15/22 (n)	EUR	780,000	923,129
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/29	EUR	1,160,000	1,415,909
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		$200,000	204,750
Videotron Ltd., 5.375%, 6/15/24 (n)		1,890,000	1,941,975
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)		485,000	485,000
VTR Finance B.V., 6.875%, 1/15/24 (n)		1,320,000	1,277,100

			$11,867,382

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - 0.7%
Consolidated Energy Finance S.A., 6.75%, 10/15/19		$200,000	$199,000
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		1,554,000	1,546,230
INEOS Group Holdings S.A., 5.75%, 2/15/19	EUR	760,000	833,227
SPCM S.A., 2.875%, 6/15/23 (n)	EUR	647,000	678,568

			$3,257,025
Conglomerates - 0.6%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/22		$1,505,000	$1,437,275
Kion Finance S.A., 6.75%, 2/15/20	EUR	770,000	886,275
Votorantim Cimentos S.A., 7.25%, 4/05/41		$814,000	681,969

			$3,005,519
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		$291,000	$83,663
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)		150,000	43,125
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		915,000	256,200
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21		1,639,000	454,823

			$837,811
Consumer Products - 0.3%
Jarden Corp., 3.75%, 10/01/21	EUR	1,125,000	$1,261,848

Consumer Services - 0.5%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (n)		$2,249,000	$2,159,040

Containers - 0.2%
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)		$1,211,000	$1,156,505

Emerging Market Quasi-Sovereign - 1.5%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$606,000	$603,331
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 1/31/49 (n)		935,000	500,225
Banco do Brasil S.A., 9% to 6/18/2024, FRN to 6/29/49		910,000	627,900
Gazprom OAO Via Gaz Capital S.A., 4.95%, 7/19/22		1,840,000	1,775,600
Sberbank of Russia, 5.25%, 5/23/23		1,115,000	982,594
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/20 (n)		600,000	598,629
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		1,820,000	1,764,759

			$6,853,038
Emerging Market Sovereign - 1.4%
Dominican Republic, 7.5%, 5/06/21 (n)		$790,000	$859,125
Dominican Republic, 6.6%, 1/28/24 (n)		122,000	129,625
Dominican Republic, 5.875%, 4/18/24 (n)		111,000	112,943
Dominican Republic, 5.5%, 1/27/25 (n)		140,000	138,250
Dominican Republic, 7.45%, 4/30/44 (n)		107,000	112,885
Government of Jamaica, 7.875%, 7/28/45		499,000	503,990
Republic of Croatia, 5.5%, 4/04/23 (n)		1,264,000	1,301,920
Republic of Ecuador, 10.5%, 3/24/20 (n)		1,446,000	1,200,180
Republic of Kazakhstan, 5.125%, 7/21/25 (n)		439,000	436,596
Republic of Venezuela, 7%, 3/31/38		1,930,000	718,925
Republic of Zambia, 8.97%, 7/30/27 (n)		202,000	169,175
Russian Federation, 5%, 4/29/20		800,000	841,000

			$6,524,614
Energy - Independent - 0.2%
Afren PLC, 15%, 4/25/16 (d)(p)		$1,173,632	$818,761
Afren PLC, 6.625%, 12/09/20 (a)(d)(n)		528,000	9,240

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)		$1,000,000	$17,500
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		279,000	228,780

			$1,074,281
Energy - Integrated - 0.9%
Inkia Energy Ltd., 8.375%, 4/04/21		$1,597,000	$1,632,933
LUKOIL International Finance B.V., 4.563%, 4/24/23		1,655,000	1,534,814
Pacific Exploration and Production Corp., 7.25%, 12/12/21 (n)		2,406,000	986,460

			$4,154,207
Entertainment - 0.4%
CPUK Finance Ltd., 7%, 2/28/42 (n)	GBP	1,110,000	$1,734,705

Food & Beverages - 2.0%
Brakes Capital, 7.125%, 12/15/18	GBP	1,150,000	$1,836,698
Central American Bottling Corp., 6.75%, 2/09/22		$1,495,000	1,562,275
Corporacion Lindley S.A., 6.75%, 11/23/21		389,000	429,845
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)		56,000	61,880
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		802,000	798,391
Darling Global Finance B.V., 4.75%, 5/30/22 (n)	EUR	710,000	728,668
JBS Investments GmbH, 7.75%, 10/28/20 (n)		$979,000	1,043,125
Minerva Luxembourg S.A., 7.75%, 1/31/23		1,560,000	1,540,500
R&R Ice Cream PLC, 5.5%, 5/15/20	GBP	750,000	1,186,550

			$9,187,932
Forest & Paper Products - 0.0%
Tembec Industries, Inc., 9%, 12/15/19 (n)		$130,000	$104,000

Gaming & Lodging - 0.2%
Great Canadian Gaming Corp., 6.625%, 7/25/22 (n)	CAD	1,375,000	$1,083,091

Industrial - 1.2%
Deutsche Raststatten Gruppe IV GmbH, 6.75%, 12/30/20	EUR	385,000	$456,485
Galapagos Holding S.A., 7%, 6/15/22	EUR	1,031,000	1,031,294
Galapagos S.A., 5.375%, 6/15/21	EUR	281,000	295,560
Grupo Isolux Corsan Finance B.V., 6.625%, 4/15/21	EUR	1,380,000	682,883
Paternoster Holding III GmbH, 8.5%, 2/15/23 (n)	EUR	1,470,000	1,534,077
Transfield Services Ltd., 8.375%, 5/15/20 (n)		$1,500,000	1,530,000

			$5,530,299
Machinery & Tools - 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$260,000	$270,400
Loxam SAS, 7%, 7/23/22	EUR	1,500,000	1,706,679

			$1,977,079
Major Banks - 0.9%
Royal Bank of Scotland Group PLC, 6%, 12/19/23		$1,850,000	$2,008,393
Royal Bank of Scotland Group PLC, 3.625% to 3/25/19, FRN to 3/25/24	EUR	1,850,000	2,089,101
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/49		$325,000	336,375

			$4,433,869
Medical & Health Technology & Services - 0.3%
Medi-Partenaires SAS, 7%, 5/15/20	EUR	1,300,000	$1,525,324

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - 0.5%
Hudbay Minerals, Inc., 9.5%, 10/01/20		$260,000	$226,850
Lundin Mining Corp., 7.5%, 11/01/20 (n)		240,000	242,400
Lundin Mining Corp., 7.875%, 11/01/22 (n)		150,000	150,345
Ovako AB, 6.5%, 6/01/19	EUR	750,000	734,841
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/20 (n)		$955,000	872,870
Southern Copper Corp., 5.875%, 4/23/45		212,000	185,322

			$2,412,628
Network & Telecom - 1.0%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/29/49 (n)		$996,000	$890,175
Columbus International, Inc., 7.375%, 3/30/21		200,000	208,000
Columbus International, Inc., 7.375%, 3/30/21 (n)		1,387,000	1,442,480
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		2,240,000	2,251,200

			$4,791,855
Oil Services - 0.3%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/23 (n)		$1,742,430	$582,843
QGOG Constellation S.A., 6.25%, 11/09/19		400,000	200,000
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,298,000	649,000

			$1,431,843
Oils - 0.1%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)		$350,000	$351,750

Other Banks & Diversified Financials - 2.7%
Banco Popolare Societa Cooperativa, 3.5%, 3/14/19	EUR	1,480,000	$1,685,315
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		$1,375,000	1,524,119
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/19, FRN to 4/11/24	EUR	1,900,000	2,171,026
CaixaBank S.A., 5% to 11/14/18, FRN to 11/14/23	EUR	1,900,000	2,200,143
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		407,000	528,083
ING Groep N.V., 6.5% to 4/16/2025, FRN to 12/29/49		1,850,000	1,779,469
Intesa Sanpaolo S.p.A., 2.855%, 4/23/25	EUR	1,850,000	1,980,886
Itau Unibanco Holding S.A., 5.125%, 5/13/23		$1,115,000	1,006,288

			$12,875,329
Pollution Control - 0.2%
Abengoa Finance S.A.U., 7.75%, 2/01/20		$1,135,000	$476,700
Paprec Holding S.A., 5.25%, 4/01/22 (n)	EUR	365,000	402,295

			$878,995
Precious Metals & Minerals - 0.3%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$1,375,000	$1,300,338

Restaurants - 0.4%
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	GBP	1,075,000	$1,666,053

Retailers - 0.4%
AA Bond Co. Ltd., 5.5%, 7/31/22 (n)	GBP	545,000	$800,264
AA Bond Co. Ltd., 5.5%, 7/31/22	GBP	185,000	271,649
Kirk Beauty Zero GmbH, 6.25%, 7/15/22 (n)	EUR	600,000	695,089

			$1,767,002
Specialty Stores - 0.4%
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$1,621,000	$1,645,315

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - 2.5%
Altice S.A., 7.75%, 5/15/22 (n)		$1,130,000	$1,087,625
Comcel Trust, 6.875%, 2/06/24 (n)		1,259,000	1,004,053
Digicel Group Ltd., 8.25%, 9/30/20 (n)		830,000	734,550
Digicel Group Ltd., 6%, 4/15/21 (n)		1,436,000	1,292,400
Digicel Group Ltd., 6.75%, 3/01/23		341,000	306,900
Eileme 2 AB, 11.625%, 1/31/20 (n)		796,000	859,760
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		768,000	675,840
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		1,314,000	1,149,750
MTS International Funding Ltd., 5%, 5/30/23 (n)		2,538,000	2,344,478
VimpelCom Ltd., 5.95%, 2/13/23 (n)		1,750,000	1,673,438
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		200,000	203,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		610,000	614,575

			$11,946,869
Telephone Services - 0.4%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,908,000	$2,070,180

Transportation - Services - 0.6%
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		$990,000	$832,838
Stena AB, 7%, 2/01/24 (n)		530,000	483,625
Topaz Marine S.A., 8.625%, 11/01/18 (n)		1,378,000	1,251,279
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		147,000	93,345

			$2,661,087
Utilities - Electric Power - 1.1%
CE Energy AS, 7%, 2/01/21	EUR	1,150,000	$1,300,955
Enel S.p.A. , 8.75% to 9/24/23, FRN to 9/24/73 (n)		$955,000	1,100,638
Greenko Dutch B.V., 8%, 8/01/19		200,000	211,900
Greenko Dutch B.V., 8%, 8/01/19 (n)		1,060,000	1,123,070
TerraForm Global Operating LLC, 9.75%, 8/15/22 (n)		1,730,000	1,548,350

			$5,284,913
Total Bonds			$136,491,341

Underlying Affiliated Funds - 69.0%
MFS High Yield Pooled Portfolio (v)		$35,785,703	$324,576,322

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)		7,831,590	$7,831,590
Total Investments			$468,899,253

Other Assets, Less Liabilities - 0.4%			1,715,604
Net Assets - 100.0%			$470,614,857

(a)	Non-income producing security.
(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $79,135,292, representing 16.8% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 32.87%, 1/05/25	1/29/03	$2,992	$9,690
Morgan Stanley Capital I, Inc., FRN, 1.405%, 4/28/39	7/20/04	53,094	4,957
Total Restricted Securities			$14,647
% of Net assets			0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 10/31/15

Forward Foreign Currency Exchange Contracts at 10/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Goldman Sachs International	32,988,423	1/15/16	$37,221,068	$36,326,938	$894,130

Liability Derivatives
SELL	CAD	Merryll Lynch International Bank	1,375,000	1/15/16	$1,048,814	$1,051,148	$(2,334)
SELL	GBP	BNP Paribas S.A.	4,965,319	1/15/16	7,555,587	7,652,560	(96,973)

							$(99,307)

Futures Contracts at 10/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	12	$1,532,250	December - 2015	$(7,168)

At October 31, 2015, the fund had cash collateral $17,820 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

10/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

7

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$13,377,651	$—	$13,377,651
U.S. Corporate Bonds	—	3,623,975	—	3,623,975
Commercial Mortgage-Backed Securities	—	378,566	—	378,566
Asset-Backed Securities (including CDOs)	—	154,278	—	154,278
Foreign Bonds	—	118,138,110	818,761	118,956,871
Mutual Funds	332,407,912	—	—	332,407,912
Total Investments	$332,407,912	$135,672,580	$818,761	$468,899,253

Other Financial Instruments
Futures Contracts	$(7,168)	$—	$—	$(7,168)
Forward Foreign Currency Exchange Contracts	—	794,823	—	794,823

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/15	$—
Transfers into Level 3	818,761
Balance as of 10/31/15	$818,761

At October 31, 2015, the fund held 1 level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$519,288,454
Gross unrealized appreciation	1,628,363
Gross unrealized depreciation	(52,017,564)
Net unrealized appreciation (depreciation)	$(50,389,201)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	41,397,796	3,735,173	(9,347,266)	35,785,703
MFS Institutional Money Market Portfolio	7,074,596	76,844,772	(76,087,778)	7,831,590

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(590,353)	$—	$17,483,091	$324,576,322
MFS Institutional Money Market Portfolio	—	—	4,981	7,831,590

	$(590,353)	$—	$17,488,072	$332,407,912

8

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2015, are as follows:

United States	61.1%
United Kingdom	4.3%
Canada	4.3%
Mexico	3.0%
Germany	2.9%
Italy	2.6%
Brazil	2.5%
Netherlands	2.2%
Russia	2.0%
Other Countries	15.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

QUARTERLY REPORT

October 31, 2015

MFS® HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 90.2%
Aerospace - 2.0%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$6,465,000	$6,796,331
Bombardier, Inc., 6.125%, 1/15/23 (n)	3,760,000	2,914,000
Bombardier, Inc., 7.5%, 3/15/25 (n)	2,680,000	2,083,700
CPI International, Inc., 8.75%, 2/15/18	5,857,000	5,886,285
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	6,395,000	6,682,775
TransDigm, Inc., 6%, 7/15/22	1,095,000	1,105,950
TransDigm, Inc., 6.5%, 7/15/24	3,365,000	3,423,888

		$28,892,929
Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,990,000	$3,098,387
PVH Corp., 4.5%, 12/15/22	3,485,000	3,493,713

		$6,592,100
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.711%, 12/10/49	$2,948,120	$426,872
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 0%, 4/26/50 (a)(p)(z)	672,792	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 0%, 4/26/50 (a)(p)(z)	2,109,970	21
Falcon Franchise Loan LLC, FRN, 32.87%, 1/05/25 (i)(z)	316,168	76,382
LB Commercial Conduit Mortgage Trust, FRN, 1.137%, 2/18/30 (i)	1,040,183	12,710
Morgan Stanley Capital I, Inc., FRN, 1.405%, 4/28/39 (i)(z)	4,688,772	23,631

		$539,623
Automotive - 2.5%
Accuride Corp., 9.5%, 8/01/18	$6,635,000	$6,635,000
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	7,600,000	8,075,000
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,340,000	1,457,250
Lear Corp., 4.75%, 1/15/23	4,000,000	4,025,000
Lear Corp., 5.25%, 1/15/25	3,160,000	3,223,200
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	3,050,000	3,156,750
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	2,295,000	2,335,163
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	2,345,000	2,473,975
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	3,945,000	3,972,102
ZF North America Capital, Inc., 4.75%, 4/29/25 (n)	720,000	706,500

		$36,059,940
Broadcasting - 2.6%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$4,525,000	$4,926,594
AMC Networks, Inc., 7.75%, 7/15/21	4,811,000	5,159,797
Clear Channel Communications, Inc., 9%, 3/01/21	4,947,000	4,068,907
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	830,000	854,900
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	3,250,000	3,388,125
Liberty Media Corp., 8.5%, 7/15/29	4,285,000	4,488,538
Liberty Media Corp., 8.25%, 2/01/30	40,000	41,200
Netflix, Inc., 5.375%, 2/01/21	3,625,000	3,828,906
Netflix, Inc., 5.875%, 2/15/25 (n)	1,580,000	1,670,850
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	4,675,000	4,832,781
Tribune Media Co., 5.875%, 7/15/22 (n)	3,410,000	3,503,775

		$36,764,373
Building - 2.8%
Allegion PLC, 5.875%, 9/15/23	$1,155,000	$1,209,862
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	7,161,000	7,519,050

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - continued
Beacon Roofing Supply, Inc., 6.375%, 10/01/23 (n)	$3,590,000	$3,778,475
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	3,160,000	3,250,850
Building Materials Corp. of America, 6%, 10/15/25 (n)	2,805,000	2,980,312
Gibraltar Industries, Inc., 6.25%, 2/01/21	4,755,000	4,897,650
HD Supply, Inc., 7.5%, 7/15/20	5,575,000	5,937,375
Headwaters, Inc., 7.25%, 1/15/19	3,150,000	3,260,250
Nortek, Inc., 8.5%, 4/15/21	3,485,000	3,694,100
PriSo Acquisition Corp., 9%, 5/15/23 (n)	3,530,000	3,397,625

		$39,925,549
Business Services - 1.4%
Equinix, Inc., 4.875%, 4/01/20	$3,670,000	$3,835,150
Equinix, Inc., 5.375%, 1/01/22	1,620,000	1,692,414
Equinix, Inc., 5.375%, 4/01/23	1,955,000	2,033,200
Iron Mountain, Inc., REIT, 6%, 10/01/20 (n)	2,085,000	2,210,100
Iron Mountain, Inc., REIT, 6%, 8/15/23	5,205,000	5,458,744
NeuStar, Inc., 4.5%, 1/15/23	5,870,000	5,048,200

		$20,277,808
Cable TV - 6.0%
Altice Financing S.A., 6.625%, 2/15/23 (n)	$6,665,000	$6,681,662
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	1,305,000	1,353,937
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	6,610,000	6,936,369
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)	3,550,000	3,558,875
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	5,645,000	5,729,675
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)	1,395,000	1,381,050
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	5,430,000	5,436,787
DISH DBS Corp., 6.75%, 6/01/21	3,410,000	3,520,825
DISH DBS Corp., 5%, 3/15/23	2,975,000	2,751,875
DISH DBS Corp., 5.875%, 11/15/24	1,495,000	1,429,967
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19	2,880,000	2,700,000
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	4,575,000	3,614,250
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23	5,075,000	4,183,703
Intelsat Luxembourg S.A., 8.125%, 6/01/23	5,705,000	3,380,212
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	2,225,000	2,657,384
Lynx I Corp., 5.375%, 4/15/21 (n)	1,417,500	1,488,375
Lynx II Corp., 6.375%, 4/15/23 (n)	2,635,000	2,714,050
Neptune Finco Corp., 10.875%, 10/15/25 (n)	2,700,000	2,882,250
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	1,020,000	1,032,750
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	460,000	488,980
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)	2,750,000	2,715,625
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)	2,340,000	2,470,572
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	2,285,000	2,339,269
Unitymedia Hessen, 5.5%, 1/15/23 (n)	4,235,000	4,352,733
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)	3,000,000	3,071,250
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)	1,125,000	1,105,313
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)	3,185,000	3,185,000
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)	2,000,000	1,905,000

		$85,067,738
Chemicals - 2.1%
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)	$3,830,000	$2,709,725
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)	3,930,000	4,155,975
Hexion U.S. Finance Corp., 6.625%, 4/15/20	2,495,000	2,114,512
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	2,975,000	2,275,875

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	$3,665,000	$3,692,487
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	1,140,000	1,140,000
Momentive Performance Materials, Inc., 3.88%, 10/24/21	1,585,000	1,268,000
The Chemours Co., 6.625%, 5/15/23 (n)	2,860,000	2,134,275
Tronox Finance LLC, 6.375%, 8/15/20	6,715,000	4,782,423
W.R. Grace & Co., 5.125%, 10/01/21 (n)	5,585,000	5,808,400

		$30,081,672
Computer Software - 0.5%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$1,453,000	$1,216,888
VeriSign, Inc., 4.625%, 5/01/23	5,390,000	5,399,702

		$6,616,590
Computer Software - Systems - 0.7%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$2,200,000	$2,361,128
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	2,115,000	2,215,462
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	5,925,000	6,013,875

		$10,590,465
Conglomerates - 2.7%
Amsted Industries Co., 5%, 3/15/22 (n)	$6,495,000	$6,559,950
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)	1,670,000	1,711,750
BC Mountain LLC, 7%, 2/01/21 (n)	5,585,000	4,495,925
EnerSys, 5%, 4/30/23 (n)	6,750,000	6,851,250
Enpro Industries, Inc., 5.875%, 9/15/22	5,660,000	5,702,450
Entegris, Inc., 6%, 4/01/22 (n)	5,005,000	5,155,150
Renaissance Acquisition, 6.875%, 8/15/21 (n)	5,585,000	4,831,025
Silver II Borrower, 7.75%, 12/15/20 (n)	3,030,000	2,628,525

		$37,936,025
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,546,000	$432,880
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,555,000	709,012

		$1,141,892
Consumer Products - 0.9%
Prestige Brands, Inc., 8.125%, 2/01/20	$1,531,000	$1,603,723
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	4,125,000	4,125,000
Spectrum Brands, Inc., 6.375%, 11/15/20	4,360,000	4,654,300
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	710,000	765,025
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	2,210,000	2,356,413

		$13,504,461
Consumer Services - 2.3%
ADT Corp., 6.25%, 10/15/21	$6,995,000	$7,554,600
ADT Corp., 4.125%, 6/15/23	1,585,000	1,525,562
CEB, Inc., 5.625%, 6/15/23 (n)	4,125,000	4,192,031
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,905,000	2,650,812
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,325,000	2,121,562
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	6,270,000	6,426,750
Monitronics International, Inc., 9.125%, 4/01/20	4,750,000	4,132,500
Service Corp. International, 5.375%, 5/15/24	4,410,000	4,702,163

		$33,305,980
Containers - 3.7%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$748,235	$750,106
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	4,510,000	4,724,270

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Ball Corp., 5%, 3/15/22	$4,765,000	$4,919,862
Berry Plastics Group, Inc., 5.5%, 5/15/22	5,470,000	5,634,100
Berry Plastics Group, Inc., 6%, 10/15/22 (z)	1,550,000	1,619,750
Crown American LLC, 4.5%, 1/15/23	7,135,000	7,152,837
Multi-Color Corp., 6.125%, 12/01/22 (n)	5,020,000	5,158,050
Reynolds Group, 9.875%, 8/15/19	512,000	538,880
Reynolds Group, 5.75%, 10/15/20	2,760,000	2,870,400
Reynolds Group, 8.25%, 2/15/21	6,290,000	6,533,738
Sealed Air Corp., 4.875%, 12/01/22 (n)	5,815,000	5,974,913
Sealed Air Corp., 5.125%, 12/01/24 (n)	1,355,000	1,392,263
Signode Industrial Group, 6.375%, 5/01/22 (n)	5,915,000	5,545,313

		$52,814,482
Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$2,175,000	$842,812

Electronics - 1.7%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$3,600,000	$2,772,000
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,500,000	1,087,500
Advanced Micro Devices, Inc., 7%, 7/01/24	2,325,000	1,627,500
Micron Technology, Inc., 5.875%, 2/15/22	3,305,000	3,362,838
Micron Technology, Inc., 5.5%, 2/01/25	3,530,000	3,362,325
NXP B.V., 5.75%, 2/15/21 (n)	2,100,000	2,194,500
NXP B.V., 5.75%, 3/15/23 (n)	4,875,000	5,130,938
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	2,165,000	2,202,888
Sensata Technologies B.V., 5%, 10/01/25 (n)	2,100,000	2,050,125

		$23,790,614
Energy - Independent - 5.2%
Baytex Energy Corp., 5.625%, 6/01/24 (n)	$3,720,000	$3,069,000
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	4,375,000	3,150,000
Bonanza Creek Energy, Inc., 5.75%, 2/01/23	1,320,000	884,400
Chaparral Energy, Inc., 7.625%, 11/15/22	5,800,000	1,914,000
Chesapeake Energy Corp., 5.75%, 3/15/23	6,550,000	4,126,500
Concho Resources, Inc., 6.5%, 1/15/22	3,465,000	3,590,606
Concho Resources, Inc., 5.5%, 4/01/23	5,495,000	5,522,475
EP Energy LLC, 9.375%, 5/01/20	3,795,000	3,301,650
EP Energy LLC, 7.75%, 9/01/22	6,260,000	4,820,200
Halcon Resources Corp., 8.875%, 5/15/21	5,245,000	1,760,353
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	2,655,000	690,300
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	5,201,000	1,196,230
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	2,765,000	608,300
MEG Energy Corp., 6.5%, 3/15/21 (n)	3,230,000	2,834,325
MEG Energy Corp., 7%, 3/31/24 (n)	1,135,000	981,775
Noble Energy, Inc., 5.625%, 5/01/21	5,255,000	5,328,517
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	3,885,000	3,185,700
Oasis Petroleum, Inc., 6.875%, 3/15/22	3,485,000	2,970,963
QEP Resources, Inc., 5.25%, 5/01/23	8,230,000	7,304,125
RSP Permian, Inc., 6.625%, 10/01/22	4,330,000	4,286,700
Sanchez Energy Corp., 6.125%, 1/15/23	6,185,000	4,484,125
SM Energy Co., 6.5%, 11/15/21	5,450,000	5,368,250
SM Energy Co., 6.125%, 11/15/22	2,440,000	2,366,800

		$73,745,294

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Entertainment - 1.7%
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	$2,220,000	$2,300,364
Cedar Fair LP, 5.25%, 3/15/21	5,270,000	5,493,975
Cedar Fair LP, 5.375%, 6/01/24	1,790,000	1,830,275
Cinemark USA, Inc., 5.125%, 12/15/22	2,805,000	2,819,025
Cinemark USA, Inc., 4.875%, 6/01/23	2,495,000	2,460,694
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	3,755,000	3,895,813
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	4,755,000	4,933,313

		$23,733,459
Financial Institutions - 5.5%
Aircastle Ltd., 4.625%, 12/15/18	$3,385,000	$3,511,937
Aircastle Ltd., 5.125%, 3/15/21	2,710,000	2,859,050
Aircastle Ltd., 5.5%, 2/15/22	2,135,000	2,257,762
Aviation Capital Group, 6.75%, 4/06/21 (n)	3,950,000	4,473,375
CIT Group, Inc., 5.25%, 3/15/18	3,330,000	3,492,337
CIT Group, Inc., 6.625%, 4/01/18 (n)	5,369,000	5,785,097
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,562,000	5,902,672
CIT Group, Inc., 5%, 8/15/22	4,690,000	4,942,087
Credit Acceptance Co., 7.375%, 3/15/23 (n)	3,760,000	3,891,600
Icahn Enterprises LP, 6%, 8/01/20	4,240,000	4,425,500
Icahn Enterprises LP, 5.875%, 2/01/22	6,210,000	6,396,300
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	3,450,000	3,385,313
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	6,635,000	6,535,475
Navient Corp., 5.875%, 3/25/21	2,040,000	1,930,350
PHH Corp., 6.375%, 8/15/21	3,525,000	3,216,563
SLM Corp., 8%, 3/25/20	6,735,000	7,139,100
SLM Corp., 7.25%, 1/25/22	5,845,000	5,757,325
SLM Corp., 6.125%, 3/25/24	2,140,000	1,931,350

		$77,833,193
Food & Beverages - 0.7%
Darling Ingredients, Inc., 5.375%, 1/15/22	$4,325,000	$4,292,562
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	5,605,000	5,885,250

		$10,177,812
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/20 (n)	$3,490,000	$1,413,450
Tembec Industries, Inc., 9%, 12/15/19 (n)	2,725,000	2,180,000

		$3,593,450
Gaming & Lodging - 3.3%
Boyd Gaming Corp., 6.875%, 5/15/23	$3,590,000	$3,805,400
CCM Merger, Inc., 9.125%, 5/01/19 (n)	5,077,000	5,381,620
Eldorado Resorts, Inc., 7%, 8/01/23 (n)	1,525,000	1,544,062
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	4,640,000	4,709,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	6,095,000	6,379,454
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,385,000	1,488,875
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	5,285,000	5,562,463
MGM Resorts International, 6.625%, 12/15/21	4,660,000	4,974,550
MGM Resorts International, 6%, 3/15/23	3,635,000	3,689,525
Ryman Hospitality Properties, Inc., 5%, 4/15/23	1,470,000	1,517,775
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	7,155,000	7,262,325

		$46,315,649
Industrial - 1.4%
Anixter, Inc., 5.125%, 10/01/21	$4,025,000	$4,120,594
Dematic S.A., 7.75%, 12/15/20 (n)	5,925,000	6,102,750

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Industrial - continued
Howard Hughes Corp., 6.875%, 10/01/21 (n)	$5,615,000	$5,839,600
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	3,320,000	3,519,200

		$19,582,144
Machinery & Tools - 1.2%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$5,265,000	$5,475,600
H&E Equipment Services Co., 7%, 9/01/22	5,815,000	5,902,225
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	5,040,000	3,628,800
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	4,015,000	2,770,350

		$17,776,975
Major Banks - 1.7%
Bank of America Corp., FRN, 6.1%, 12/29/49	$12,450,000	$12,590,063
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	5,830,000	5,914,535
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/65	5,085,000	5,262,975

		$23,767,573
Medical & Health Technology & Services - 5.5%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$840,000	$867,300
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	9,065,000	9,132,987
Davita Healthcare Partners, Inc., 5%, 5/01/25	5,385,000	5,345,679
Davita, Inc., 5.125%, 7/15/24	2,205,000	2,238,075
HCA, Inc., 4.25%, 10/15/19	5,110,000	5,263,044
HCA, Inc., 7.5%, 2/15/22	6,995,000	8,044,250
HCA, Inc., 5.875%, 3/15/22	6,325,000	6,957,500
HCA, Inc., 5%, 3/15/24	2,930,000	3,017,900
HCA, Inc., 5.375%, 2/01/25	3,110,000	3,191,637
HealthSouth Corp., 5.125%, 3/15/23	5,075,000	4,986,187
HealthSouth Corp., 5.75%, 11/01/24 (n)	3,520,000	3,520,000
LifePoint Hospitals, Inc., 5.5%, 12/01/21	5,795,000	5,881,925
Tenet Healthcare Corp., 8%, 8/01/20	7,105,000	7,353,675
Tenet Healthcare Corp., 4.5%, 4/01/21	5,265,000	5,265,000
Tenet Healthcare Corp., 8.125%, 4/01/22	2,235,000	2,363,513
Tenet Healthcare Corp., 6.75%, 6/15/23	1,425,000	1,414,313
Universal Health Services, Inc., 7.625%, 8/15/20	3,770,000	3,595,638

		$78,438,623
Medical Equipment - 1.3%
Alere, Inc., 6.375%, 7/01/23 (n)	$4,437,000	$4,614,480
DJO Finco, Inc., 8.125%, 6/15/21 (n)	4,185,000	4,153,612
Hologic, Inc., 5.25%, 7/15/22 (n)	5,230,000	5,458,812
Teleflex, Inc., 5.25%, 6/15/24	4,155,000	4,248,488

		$18,475,392
Metals & Mining - 3.1%
Century Aluminum Co., 7.5%, 6/01/21 (n)	$4,270,000	$3,608,150
Commercial Metals Co., 4.875%, 5/15/23	3,048,000	2,697,480
Consol Energy, Inc., 5.875%, 4/15/22	4,540,000	2,871,550
Consol Energy, Inc., 8%, 4/01/23 (n)	3,560,000	2,483,100
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	6,523,000	5,087,940
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	1,583,000	1,154,601
GrafTech International Co., 6.375%, 11/15/20	5,255,000	2,995,350
Hudbay Minerals, Inc., 9.5%, 10/01/20	4,320,000	3,769,200
Lundin Mining Corp., 7.5%, 11/01/20 (n)	2,300,000	2,323,000
Lundin Mining Corp., 7.875%, 11/01/22 (n)	2,210,000	2,215,083
Steel Dynamics, Inc., 5.125%, 10/01/21	1,670,000	1,657,475

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Steel Dynamics, Inc., 5.25%, 4/15/23	$3,060,000	$2,975,850
Steel Dynamics, Inc., 5.5%, 10/01/24	2,170,000	2,142,875
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	3,555,000	2,950,650
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,440,000	1,195,200
Suncoke Energy, Inc., 7.625%, 8/01/19	600,000	610,500
TMS International Corp., 7.625%, 10/15/21 (n)	3,655,000	3,344,325

		$44,082,329
Midstream - 5.3%
AmeriGas Finance LLC, 6.75%, 5/20/20	$6,730,000	$6,973,962
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	4,055,000	3,791,425
Crestwood Midstream Partners LP, 6%, 12/15/20	3,215,000	2,845,275
Crestwood Midstream Partners LP, 6.125%, 3/01/22	2,420,000	2,081,200
El Paso Corp., 7.75%, 1/15/32	9,840,000	9,959,290
Energy Transfer Equity LP, 7.5%, 10/15/20	7,355,000	7,908,096
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	2,035,000	1,887,462
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	6,540,000	6,066,896
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	3,605,000	3,550,925
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	4,669,000	4,377,188
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	4,840,000	4,803,700
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	7,070,000	6,879,994
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	2,130,000	2,055,450
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	3,370,000	3,230,988
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,490,000	2,415,300
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	1,365,000	1,187,550
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	1,390,000	1,369,150
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19	2,670,000	2,483,100
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	1,385,000	1,288,050

		$75,155,001
Network & Telecom - 1.4%
Centurylink, Inc., 6.45%, 6/15/21	$3,515,000	$3,541,362
Centurylink, Inc., 7.65%, 3/15/42	4,390,000	3,753,450
Citizens Communications Co., 9%, 8/15/31	2,535,000	2,292,907
Frontier Communications Corp., 8.125%, 10/01/18	1,030,000	1,086,650
Frontier Communications Corp., 6.25%, 9/15/21	1,995,000	1,781,535
Frontier Communications Corp., 7.125%, 1/15/23	2,325,000	2,075,062
Telecom Italia Capital, 6%, 9/30/34	1,515,000	1,424,100
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	4,255,000	4,276,275

		$20,231,341
Oil Services - 0.6%
Bristow Group, Inc., 6.25%, 10/15/22	$5,520,000	$4,802,400
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	4,320,000	2,300,400
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	2,655,000	1,977,975

		$9,080,775
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$3,790,000	$3,808,950
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	5,470,000	5,360,600

		$9,169,550
Other Banks & Diversified Financials - 0.4%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	3,895,000	$5,053,762

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 2.2%
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (n)	$1,540,000	$1,540,000
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)	5,945,000	6,167,937
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)	1,170,000	1,161,225
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	3,440,000	3,270,133
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	1,410,000	1,282,663
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	6,495,000	6,007,875
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	3,850,000	3,426,500
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	2,070,000	1,738,800
Vantage Point Imaging, 7.5%, 7/15/21 (n)	2,850,000	2,600,625
VRX Escrow Corp., 5.875%, 5/15/23 (n)	4,860,000	4,091,513

		$31,287,271
Pollution Control - 0.1%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)	$3,140,000	$1,318,800

Precious Metals & Minerals - 0.6%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$3,865,000	$3,655,130
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	5,635,000	5,170,112

		$8,825,242
Printing & Publishing - 1.3%
American Media, Inc., 13.5%, 6/15/18 (z)	$297,449	$304,327
Gannett Co., Inc., 5.125%, 7/15/20	1,645,000	1,714,912
Gannett Co., Inc., 4.875%, 9/15/21 (n)	2,120,000	2,098,800
Gannett Co., Inc., 6.375%, 10/15/23	3,430,000	3,704,400
Nielsen Finance LLC, 5%, 4/15/22 (n)	7,230,000	7,347,488
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	2,385,000	2,481,903
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	300,000	312,189

		$17,964,019
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$3,435,000	$3,593,869
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	3,810,000	3,981,450

		$7,575,319
Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$6,825,000	$7,166,250
Felcor Lodging LP, REIT, 5.625%, 3/01/23	5,205,000	5,387,175

		$12,553,425
Retailers - 2.1%
Best Buy Co., Inc., 5.5%, 3/15/21	$5,055,000	$5,408,850
Bon Ton Stores, Inc., 8%, 6/15/21	867,000	489,855
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	3,543,000	3,294,990
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	6,665,000	7,023,244
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	2,600,000	1,963,000
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	4,725,000	4,908,094
Rite Aid Corp., 9.25%, 3/15/20	1,660,000	1,782,425
Rite Aid Corp., 6.75%, 6/15/21	1,490,000	1,599,888
Rite Aid Corp., 6.125%, 4/01/23 (n)	2,960,000	3,189,400

		$29,659,746
Specialty Chemicals - 0.9%
Chemtura Corp., 5.75%, 7/15/21	$7,345,000	$7,455,175
Univar USA, Inc., 6.75%, 7/15/23 (n)	5,250,000	5,197,500

		$12,652,675

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$5,310,000	$5,588,775
Group 1 Automotive, Inc., 5%, 6/01/22	6,620,000	6,686,200
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	5,150,000	5,433,250

		$17,708,225
Telecommunications - Wireless - 4.7%
Crown Castle International Corp., 4.875%, 4/15/22	$1,445,000	$1,529,894
Crown Castle International Corp., 5.25%, 1/15/23	4,270,000	4,595,587
Digicel Group Ltd., 8.25%, 9/30/20 (n)	2,860,000	2,531,100
Digicel Group Ltd., 7.125%, 4/01/22 (n)	2,189,000	1,805,925
Digicel Group Ltd., 6.75%, 3/01/23 (n)	5,257,000	4,731,300
Eileme 2 AB, 11.625%, 1/31/20 (n)	2,149,000	2,321,135
Sprint Capital Corp., 6.875%, 11/15/28	4,745,000	3,938,350
Sprint Corp., 7.875%, 9/15/23	6,310,000	5,836,750
Sprint Corp., 7.125%, 6/15/24	8,525,000	7,486,016
Sprint Corp., 7%, 8/15/20	950,000	881,125
Sprint Nextel Corp., 9%, 11/15/18 (n)	2,120,000	2,330,664
Sprint Nextel Corp., 6%, 11/15/22	3,950,000	3,375,236
T-Mobile USA, Inc., 6.125%, 1/15/22	565,000	574,888
T-Mobile USA, Inc., 6.5%, 1/15/24	2,280,000	2,314,200
T-Mobile USA, Inc., 6.464%, 4/28/19	1,760,000	1,810,600
T-Mobile USA, Inc., 6.25%, 4/01/21	7,105,000	7,335,202
T-Mobile USA, Inc., 6.633%, 4/28/21	3,350,000	3,467,250
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	2,995,000	3,047,414
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	6,555,000	6,604,164

		$66,516,800
Telephone Services - 0.6%
Level 3 Financing, Inc., 8.625%, 7/15/20	$1,315,000	$1,388,969
Level 3 Financing, Inc., 5.375%, 1/15/24 (n)	1,400,000	1,417,500
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	5,265,000	5,278,163

		$8,084,632
Transportation - Services - 1.4%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$4,585,000	$4,160,888
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	3,479,000	3,331,143
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	3,945,000	3,101,756
Stena AB, 7%, 2/01/24 (n)	6,510,000	5,940,375
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	3,300,000	2,582,250
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	953,000	605,155

		$19,721,567
Utilities - Electric Power - 1.9%
Calpine Corp., 5.5%, 2/01/24	$4,015,000	$3,814,250
Covanta Holding Corp., 7.25%, 12/01/20	4,425,000	4,602,000
Covanta Holding Corp., 6.375%, 10/01/22	1,520,000	1,596,000
Covanta Holding Corp., 5.875%, 3/01/24	1,840,000	1,826,200
NRG Energy, Inc., 8.25%, 9/01/20	4,950,000	5,073,750
NRG Energy, Inc., 6.25%, 7/15/22	145,000	133,400
NRG Energy, Inc., 6.625%, 3/15/23	4,080,000	3,794,400
TerraForm Power Operating LLC, 6.125%, 6/15/25 (n)	6,470,000	5,823,000

		$26,663,000
Total Bonds		$1,281,488,096

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - 3.2%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$3,505,224	$3,459,218

Building - 0.3%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$4,670,552	$4,639,026

Cable TV - 0.1%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$2,242,568	$2,216,217

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$2,557,974	$2,546,251

Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,740,868	$2,736,587

Containers - 0.2%
Berry Plastics, Term Loan E, 3.75%, 1/06/21	$2,402,817	$2,399,439

Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$4,138,851	$4,135,978

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,591,627	$1,494,388

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,478,784	$1,480,634

Gaming & Lodging - 0.2%
Hilton Worldwide, Term Loan B, 3.5%, 10/26/20	$3,000,168	$3,004,752

Medical & Health Technology & Services - 0.3%
Davita Healthcare, Term Loan B, 3.5%, 6/24/21	$3,697,583	$3,694,943

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan, 3%, 1/31/21	$2,529,596	$2,514,840

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$1,149,016	$1,150,094

Transportation - Services - 0.4%
American Commercial Lines, Inc., Term Loan B, 7.5%, 9/15/19	$5,335,229	$5,291,880

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/20	$4,653,887	$4,524,452
Total Floating Rate Loans		$45,288,699

Common Stocks - 0.8%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$183,492

Special Products & Services - 0.8%
iShares iBoxx $ High Yield Corporate Bond ETF	124,610	$10,662,878
Total Common Stocks		$10,846,370

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 4.7%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	67,607,944	$67,607,944
Total Investments		$1,405,231,109

Other Assets, Less Liabilities - 1.1%		15,221,793
Net Assets - 100.0%		$1,420,452,902

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $515,529,272 representing 36.3% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/28/10	$299,650	$304,327
Berry Plastics Group, Inc., 6%, 10/15/22	9/16/15	1,550,000	1,619,750
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 0%, 4/26/50	4/12/06-10/28/15	657,149	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 0%, 4/26/50	4/12/06-10/28/15	2,054,697	21
Falcon Franchise Loan LLC, FRN, 32.87%, 1/05/25	1/29/03	23,584	76,382
Morgan Stanley Capital I, Inc., FRN, 1.405%, 4/28/39	7/20/04	253,131	23,631
Total Restricted Securities			$2,024,118
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 10/31/15

Forward Foreign Currency Exchange Contracts at 10/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Goldman Sachs International	2,488,013	1/15/16	$2,807,242	$2,739,806	$67,436

11

Portfolio of Investments (unaudited) – continued

Futures Contracts at 10/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	114	$14,556,375	December - 2015	$(68,100)

At October 31, 2015, the fund had cash collateral of $153,900 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

10/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$10,846,370	$—	$—	$10,846,370
U.S. Corporate Bonds	—	1,082,222,375	—	1,082,222,375
Commercial Mortgage-Backed Securities	—	539,595	—	539,595
Asset-Backed Securities (including CDOs)	—	28	—	28
Foreign Bonds	—	198,726,098	—	198,726,098
Floating Rate Loans	—	45,288,699	—	45,288,699
Mutual Funds	67,607,944	—	—	67,607,944
Total Investments	$78,454,314	$1,326,776,795	$—	$1,405,231,109

Other Financial Instruments
Futures Contracts	$(68,100)	$—	$—	$(68,100)
Forward Foreign Currency Exchange Contracts	—	67,436	—	67,436

13

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,491,862,756
Gross unrealized appreciation	14,766,085
Gross unrealized depreciation	(101,397,732)
Net unrealized appreciation (depreciation)	$(86,631,647)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	32,644,694	329,127,569	(294,164,319)	67,607,944

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$42,209	$67,607,944

14

QUARTERLY REPORT

October 31, 2015

MFS® HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

10/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 91.9%
Aerospace - 2.0%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$6,220,000	$6,538,778
Bombardier, Inc., 6.125%, 1/15/23 (n)	4,160,000	3,224,000
Bombardier, Inc., 7.5%, 3/15/25 (n)	2,655,000	2,064,262
CPI International, Inc., 8.75%, 2/15/18	5,380,000	5,406,900
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	5,380,000	5,622,100
TransDigm, Inc., 6%, 7/15/22	875,000	883,750
TransDigm, Inc., 6.5%, 7/15/24	4,315,000	4,390,512

		$28,130,302
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,250,000	$2,331,562
PVH Corp., 4.5%, 12/15/22	3,740,000	3,749,350

		$6,080,912
Automotive - 2.6%
Accuride Corp., 9.5%, 8/01/18	$6,190,000	$6,190,000
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	7,780,000	8,266,250
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,110,000	1,207,125
Lear Corp., 4.75%, 1/15/23	4,230,000	4,256,438
Lear Corp., 5.25%, 1/15/25	3,145,000	3,207,900
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	2,905,000	3,006,675
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	2,175,000	2,213,063
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	2,525,000	2,663,875
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	3,825,000	3,851,278
ZF North America Capital, Inc., 4.75%, 4/29/25 (n)	710,000	696,687

		$35,559,291
Broadcasting - 2.6%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$4,465,000	$4,861,269
AMC Networks, Inc., 7.75%, 7/15/21	4,715,000	5,056,838
Clear Channel Communications, Inc., 9%, 3/01/21	4,438,000	3,650,255
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	745,000	767,350
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	3,490,000	3,638,325
Liberty Media Corp., 8.5%, 7/15/29	2,790,000	2,922,525
Liberty Media Corp., 8.25%, 2/01/30	1,215,000	1,251,450
Netflix, Inc., 5.375%, 2/01/21	3,335,000	3,522,594
Netflix, Inc., 5.875%, 2/15/25 (n)	2,335,000	2,469,263
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	5,005,000	5,173,919
Tribune Media Co., 5.875%, 7/15/22 (n)	3,355,000	3,447,263

		$36,761,051
Building - 2.8%
Allegion PLC, 5.875%, 9/15/23	$1,145,000	$1,199,387
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	7,140,000	7,497,000
Beacon Roofing Supply, Inc., 6.375%, 10/01/23 (n)	3,580,000	3,767,950
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	2,895,000	2,978,231
Building Materials Corp. of America, 6%, 10/15/25 (n)	2,770,000	2,943,125
Gibraltar Industries, Inc., 6.25%, 2/01/21	4,675,000	4,815,250
HD Supply, Inc., 7.5%, 7/15/20	5,785,000	6,161,025
Headwaters, Inc., 7.25%, 1/15/19	3,040,000	3,146,400
Nortek, Inc., 8.5%, 4/15/21	3,450,000	3,657,000
PriSo Acquisition Corp., 9%, 5/15/23 (n)	3,455,000	3,325,438

		$39,490,806

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Business Services - 1.4%
Equinix, Inc., 4.875%, 4/01/20	$3,450,000	$3,605,250
Equinix, Inc., 5.375%, 1/01/22	2,265,000	2,366,245
Equinix, Inc., 5.375%, 4/01/23	1,640,000	1,705,600
Iron Mountain, Inc., 6%, 10/01/20 (n)	2,080,000	2,204,800
Iron Mountain, Inc., REIT, 6%, 8/15/23	5,400,000	5,663,250
NeuStar, Inc., 4.5%, 1/15/23	5,390,000	4,635,400

		$20,180,545
Cable TV - 6.1%
Altice Financing S.A., 6.625%, 2/15/23 (n)	$6,955,000	$6,972,388
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	705,000	731,437
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	7,010,000	7,356,119
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)	3,385,000	3,393,462
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	5,925,000	6,013,875
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)	1,325,000	1,311,750
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	5,575,000	5,581,969
DISH DBS Corp., 6.75%, 6/01/21	3,960,000	4,088,700
DISH DBS Corp., 5%, 3/15/23	2,750,000	2,543,750
DISH DBS Corp., 5.875%, 11/15/24	1,190,000	1,138,235
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19	2,850,000	2,671,875
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	4,565,000	3,606,350
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23	5,045,000	4,158,972
Intelsat Luxembourg S.A., 8.125%, 6/01/23	5,835,000	3,457,237
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	1,895,000	2,263,255
Lynx I Corp., 5.375%, 4/15/21 (n)	1,251,000	1,313,550
Lynx II Corp., 6.375%, 4/15/23 (n)	2,030,000	2,090,900
Neptune Finco Corp., 10.875%, 10/15/25 (n)	2,665,000	2,844,888
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	860,000	870,750
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	395,000	419,885
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)	2,495,000	2,463,813
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)	2,740,000	2,892,892
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	2,570,000	2,631,038
Unitymedia Hessen, 5.5%, 1/15/23 (n)	4,480,000	4,604,544
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)	2,960,000	3,030,300
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)	1,230,000	1,208,475
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)	3,860,000	3,860,000
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)	1,750,000	1,666,875

		$85,187,284
Chemicals - 2.1%
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)	$5,010,000	$3,544,575
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)	3,210,000	3,394,575
Hexion U.S. Finance Corp., 6.625%, 4/15/20	2,280,000	1,932,300
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	2,915,000	2,229,975
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	3,590,000	3,616,925
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	1,355,000	1,355,000
Momentive Performance Materials, Inc., 3.88%, 10/24/21	1,560,000	1,248,000
The Chemours Co., 6.625%, 5/15/23 (n)	2,790,000	2,082,037
Tronox Finance LLC, 6.375%, 8/15/20	6,240,000	4,444,128
W.R. Grace & Co., 5.125%, 10/01/21 (n)	5,590,000	5,813,600

		$29,661,115
Computer Software - 0.5%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$1,150,000	$963,125
VeriSign, Inc., 4.625%, 5/01/23	5,340,000	5,349,612

		$6,312,737

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - 0.7%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$1,710,000	$1,835,240
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	2,640,000	2,765,400
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	5,730,000	5,815,950

		$10,416,590
Conglomerates - 2.7%
Amsted Industries Co., 5%, 3/15/22 (n)	$6,730,000	$6,797,300
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)	1,640,000	1,681,000
BC Mountain LLC, 7%, 2/01/21 (n)	5,390,000	4,338,950
EnerSys, 5%, 4/30/23 (n)	6,470,000	6,567,050
Enpro Industries, Inc., 5.875%, 9/15/22	5,560,000	5,601,700
Entegris, Inc., 6%, 4/01/22 (n)	4,685,000	4,825,550
Renaissance Acquisition, 6.875%, 8/15/21 (n)	5,775,000	4,995,375
Silver II Borrower, 7.75%, 12/15/20 (n)	2,995,000	2,598,163

		$37,405,088
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,723,000	$482,440
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,120,000	588,300

		$1,070,740
Consumer Products - 1.0%
Prestige Brands, Inc., 8.125%, 2/01/20	$2,165,000	$2,267,838
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	3,300,000	3,300,000
Spectrum Brands, Inc., 6.375%, 11/15/20	3,940,000	4,205,950
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	1,065,000	1,147,538
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	2,185,000	2,329,756

		$13,251,082
Consumer Services - 2.4%
ADT Corp., 6.25%, 10/15/21	$7,050,000	$7,614,000
ADT Corp., 4.125%, 6/15/23	1,360,000	1,309,000
CEB, Inc., 5.625%, 6/15/23 (n)	4,055,000	4,120,894
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,660,000	2,427,250
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,330,000	2,126,125
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	6,160,000	6,314,000
Monitronics International, Inc., 9.125%, 4/01/20	4,800,000	4,176,000
Service Corp. International, 5.375%, 5/15/24	4,350,000	4,638,188

		$32,725,457
Containers - 3.8%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$317,647	$318,441
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	4,880,000	5,111,849
Ball Corp., 5%, 3/15/22	4,680,000	4,832,100
Berry Plastics Group, Inc., 5.5%, 5/15/22	6,035,000	6,216,050
Berry Plastics Group, Inc., 6%, 10/15/22 (z)	1,545,000	1,614,525
Crown American LLC, 4.5%, 1/15/23	6,883,000	6,900,208
Multi-Color Corp., 6.125%, 12/01/22 (n)	4,950,000	5,086,125
Reynolds Group, 9.875%, 8/15/19	598,000	629,395
Reynolds Group, 5.75%, 10/15/20	2,550,000	2,652,000
Reynolds Group, 8.25%, 2/15/21	6,185,000	6,424,669
Sealed Air Corp., 4.875%, 12/01/22 (n)	4,940,000	5,075,850
Sealed Air Corp., 5.125%, 12/01/24 (n)	2,215,000	2,275,913
Signode Industrial Group, 6.375%, 5/01/22 (n)	5,790,000	5,428,125

		$52,565,250

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$2,350,000	$910,625

Electronics - 1.7%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$3,655,000	$2,814,350
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,680,000	1,218,000
Advanced Micro Devices, Inc., 7%, 7/01/24	2,250,000	1,575,000
Micron Technology, Inc., 5.875%, 2/15/22	3,230,000	3,286,525
Micron Technology, Inc., 5.5%, 2/01/25	3,515,000	3,348,037
NXP B.V., 5.75%, 2/15/21 (n)	1,645,000	1,719,025
NXP B.V., 5.75%, 3/15/23 (n)	5,390,000	5,672,975
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	2,220,000	2,258,850
Sensata Technologies B.V., 5%, 10/01/25 (n)	2,270,000	2,216,088

		$24,108,850
Energy - Independent - 5.3%
Baytex Energy Corp., 5.625%, 6/01/24 (n)	$3,880,000	$3,201,000
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	4,265,000	3,070,800
Bonanza Creek Energy, Inc., 5.75%, 2/01/23	1,305,000	874,350
Chaparral Energy, Inc., 7.625%, 11/15/22	5,970,000	1,970,100
Chesapeake Energy Corp., 5.75%, 3/15/23	6,545,000	4,123,350
Concho Resources, Inc., 6.5%, 1/15/22	3,440,000	3,564,700
Concho Resources, Inc., 5.5%, 4/01/23	5,430,000	5,457,150
EP Energy LLC, 9.375%, 5/01/20	4,725,000	4,110,750
EP Energy LLC, 7.75%, 9/01/22	5,050,000	3,888,500
Halcon Resources Corp., 8.875%, 5/15/21	5,475,000	1,837,547
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	2,670,000	694,200
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	5,394,000	1,240,620
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	2,320,000	510,400
MEG Energy Corp., 6.5%, 3/15/21 (n)	3,010,000	2,641,275
MEG Energy Corp., 7%, 3/31/24 (n)	1,420,000	1,228,300
Noble Energy, Inc., 5.625%, 5/01/21	5,290,000	5,364,007
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	3,857,000	3,162,740
Oasis Petroleum, Inc., 6.875%, 3/15/22	3,470,000	2,958,175
QEP Resources, Inc., 5.25%, 5/01/23	8,165,000	7,246,438
RSP Permian, Inc., 6.625%, 10/01/22	4,410,000	4,365,900
Sanchez Energy Corp., 6.125%, 1/15/23	6,155,000	4,462,375
SM Energy Co., 6.5%, 11/15/21	4,550,000	4,481,750
SM Energy Co., 6.125%, 11/15/22	3,620,000	3,511,400

		$73,965,827
Entertainment - 1.8%
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	$2,180,000	$2,258,916
Cedar Fair LP, 5.25%, 3/15/21	5,965,000	6,218,512
Cedar Fair LP, 5.375%, 6/01/24	1,420,000	1,451,950
Cinemark USA, Inc., 5.125%, 12/15/22	2,445,000	2,457,225
Cinemark USA, Inc., 4.875%, 6/01/23	3,010,000	2,968,612
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	4,105,000	4,258,937
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	4,915,000	5,099,313

		$24,713,465
Financial Institutions - 5.6%
Aircastle Ltd., 4.625%, 12/15/18	$3,340,000	$3,465,250
Aircastle Ltd., 5.125%, 3/15/21	2,295,000	2,421,225
Aircastle Ltd., 5.5%, 2/15/22	2,620,000	2,770,650
Aviation Capital Group, 6.75%, 4/06/21 (n)	3,505,000	3,969,413

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 5.25%, 3/15/18	$3,835,000	$4,021,956
CIT Group, Inc., 6.625%, 4/01/18 (n)	4,776,000	5,146,140
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,607,000	5,950,429
CIT Group, Inc., 5%, 8/15/22	5,245,000	5,526,919
Credit Acceptance Co., 7.375%, 3/15/23 (n)	3,785,000	3,917,475
Icahn Enterprises LP, 6%, 8/01/20	3,910,000	4,081,062
Icahn Enterprises LP, 5.875%, 2/01/22	6,850,000	7,055,500
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	3,045,000	2,987,906
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	7,005,000	6,899,925
Navient Corp., 5.875%, 3/25/21	1,975,000	1,868,844
PHH Corp., 6.375%, 8/15/21	3,470,000	3,166,375
SLM Corp., 8%, 3/25/20	7,300,000	7,738,000
SLM Corp., 7.25%, 1/25/22	4,685,000	4,614,725
SLM Corp., 6.125%, 3/25/24	2,795,000	2,522,488

		$78,124,282
Food & Beverages - 0.7%
Darling Ingredients, Inc., 5.375%, 1/15/22	$4,230,000	$4,198,275
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	5,335,000	5,601,750

		$9,800,025
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/20 (n)	$2,765,000	$1,119,825
Tembec Industries, Inc., 9%, 12/15/19 (n)	2,760,000	2,208,000

		$3,327,825
Gaming & Lodging - 3.3%
Boyd Gaming Corp., 6.875%, 5/15/23	$3,525,000	$3,736,500
CCM Merger, Inc., 9.125%, 5/01/19 (n)	4,878,000	5,170,680
Eldorado Resorts, Inc., 7%, 8/01/23 (n)	1,515,000	1,533,937
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	4,600,000	4,669,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	6,575,000	6,881,855
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,110,000	1,193,250
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	5,520,000	5,809,800
MGM Resorts International, 6.625%, 12/15/21	4,365,000	4,659,637
MGM Resorts International, 6%, 3/15/23	4,115,000	4,176,725
Ryman Hospitality Properties, Inc., 5%, 4/15/23	1,395,000	1,440,338
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	7,095,000	7,201,425

		$46,473,147
Industrial - 1.4%
Anixter, Inc., 5.125%, 10/01/21	$3,975,000	$4,069,406
Dematic S.A., 7.75%, 12/15/20 (n)	5,895,000	6,071,850
Howard Hughes Corp., 6.875%, 10/01/21 (n)	5,885,000	6,120,400
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	3,600,000	3,816,000

		$20,077,656
Machinery & Tools - 1.3%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$5,460,000	$5,678,400
H&E Equipment Services Co., 7%, 9/01/22	5,800,000	5,887,000
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	5,015,000	3,610,800
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	3,930,000	2,711,700

		$17,887,900

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 1.7%
Bank of America Corp., FRN, 6.1%, 12/31/49	$12,320,000	$12,458,600
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/31/49	5,755,000	5,838,447
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/31/49	5,020,000	5,195,700

		$23,492,747
Medical & Health Technology & Services - 5.7%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$1,700,000	$1,755,250
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	8,510,000	8,573,825
Davita Healthcare Partners, Inc., 5%, 5/01/25	5,210,000	5,171,956
Davita, Inc., 5.125%, 7/15/24	3,100,000	3,146,500
HCA, Inc., 4.25%, 10/15/19	5,320,000	5,479,334
HCA, Inc., 7.5%, 2/15/22	7,040,000	8,096,000
HCA, Inc., 5.875%, 3/15/22	6,595,000	7,254,500
HCA, Inc., 5%, 3/15/24	2,340,000	2,410,200
HCA, Inc., 5.375%, 2/01/25	3,500,000	3,591,875
HealthSouth Corp., 5.125%, 3/15/23	4,730,000	4,647,225
HealthSouth Corp., 5.75%, 11/01/24 (n)	3,470,000	3,470,000
LifePoint Hospitals, Inc., 5.5%, 12/01/21	5,695,000	5,780,425
Tenet Healthcare Corp., 8%, 8/01/20	6,840,000	7,079,400
Tenet Healthcare Corp., 4.5%, 4/01/21	4,540,000	4,540,000
Tenet Healthcare Corp., 8.125%, 4/01/22	3,015,000	3,188,362
Tenet Healthcare Corp., 6.75%, 6/15/23	1,410,000	1,399,425
Universal Health Services, Inc., 7.625%, 8/15/20	3,290,000	3,137,837

		$78,722,114
Medical Equipment - 1.4%
Alere, Inc., 6.375%, 7/01/23 (n)	$4,410,000	$4,586,400
DJO Finco, Inc., 8.125%, 6/15/21 (n)	4,115,000	4,084,138
Hologic, Inc., 5.25%, 7/15/22 (n)	5,190,000	5,417,062
Teleflex, Inc., 5.25%, 6/15/24	4,750,000	4,856,875

		$18,944,475
Metals & Mining - 3.2%
Century Aluminum Co., 7.5%, 6/01/21 (n)	$4,715,000	$3,984,175
Commercial Metals Co., 4.875%, 5/15/23	2,918,000	2,582,430
Consol Energy, Inc., 5.875%, 4/15/22	4,225,000	2,672,312
Consol Energy, Inc., 8%, 4/01/23 (n)	4,265,000	2,974,837
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	6,352,000	4,954,560
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	2,005,000	1,462,397
GrafTech International Co., 6.375%, 11/15/20	5,185,000	2,955,450
Hudbay Minerals, Inc., 9.5%, 10/01/20	4,575,000	3,991,687
Lundin Mining Corp., 7.5%, 11/01/20 (n)	2,750,000	2,777,500
Lundin Mining Corp., 7.875%, 11/01/22 (n)	1,735,000	1,738,990
Steel Dynamics, Inc., 5.125%, 10/01/21	1,725,000	1,712,063
Steel Dynamics, Inc., 5.25%, 4/15/23	2,375,000	2,309,688
Steel Dynamics, Inc., 5.5%, 10/01/24	2,725,000	2,690,938
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	3,605,000	2,992,150
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,650,000	1,369,500
Suncoke Energy, Inc., 7.625%, 8/01/19	472,000	480,260
TMS International Corp., 7.625%, 10/15/21 (n)	3,595,000	3,289,425

		$44,938,362
Midstream - 5.4%
AmeriGas Finance LLC, 6.75%, 5/20/20	$7,080,000	$7,336,650
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	3,845,000	3,595,075

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Crestwood Midstream Partners LP, 6%, 12/15/20	$2,690,000	$2,380,650
Crestwood Midstream Partners LP, 6.125%, 3/01/22	2,930,000	2,519,800
El Paso Corp., 7.75%, 1/15/32	9,697,000	9,814,557
Energy Transfer Equity LP, 7.5%, 10/15/20	7,505,000	8,069,376
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	2,080,000	1,929,200
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	6,320,000	5,862,811
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	3,370,000	3,319,450
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	4,924,000	4,616,250
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	5,880,000	5,835,900
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	6,800,000	6,617,250
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,705,000	1,645,325
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	3,104,000	2,975,960
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,135,000	2,070,950
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	1,140,000	991,800
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	1,680,000	1,654,800
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19	2,555,000	2,376,150
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	1,305,000	1,213,650

		$74,825,604
Network & Telecom - 1.5%
Centurylink, Inc., 6.45%, 6/15/21	$3,805,000	$3,833,538
Centurylink, Inc., 7.65%, 3/15/42	4,835,000	4,133,925
Citizens Communications Co., 9%, 8/15/31	2,815,000	2,546,167
Frontier Communications Corp., 8.125%, 10/01/18	1,270,000	1,339,850
Frontier Communications Corp., 6.25%, 9/15/21	1,590,000	1,419,870
Frontier Communications Corp., 7.125%, 1/15/23	2,240,000	1,999,200
Telecom Italia Capital, 6%, 9/30/34	2,180,000	2,049,200
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	3,865,000	3,884,325

		$21,206,075
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/22	$5,768,000	$5,018,160
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	4,250,000	2,263,125
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	2,425,000	1,806,625

		$9,087,910
Oils - 0.7%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$4,150,000	$4,170,750
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	5,445,000	5,336,100

		$9,506,850
Other Banks & Diversified Financials - 0.4%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 12/31/49 (n)	3,873,000	$5,025,217

Pharmaceuticals - 2.3%
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (n)	$1,520,000	$1,520,000
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)	5,835,000	6,053,812
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)	1,280,000	1,270,400
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	3,400,000	3,232,108
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	1,370,000	1,246,275
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	6,100,000	5,642,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	4,075,000	3,626,750
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	2,720,000	2,284,800
Vantage Point Imaging, 7.5%, 7/15/21 (n)	3,230,000	2,947,375
VRX Escrow Corp., 5.875%, 5/15/23 (n)	4,620,000	3,889,462

		$31,713,482

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pollution Control - 0.1%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)	$3,435,000	$1,442,700

Precious Metals & Minerals - 0.6%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$3,585,000	$3,390,334
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	5,515,000	5,060,012

		$8,450,346
Printing & Publishing - 1.3%
American Media, Inc., 13.5%, 6/15/18 (z)	$338,724	$346,557
Gannett Co., Inc., 5.125%, 7/15/20	1,415,000	1,475,137
Gannett Co., Inc., 4.875%, 9/15/21 (n)	1,900,000	1,881,000
Gannett Co., Inc., 6.375%, 10/15/23	3,900,000	4,212,000
Nielsen Finance LLC, 5%, 4/15/22 (n)	7,015,000	7,128,994
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	2,315,000	2,409,058
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	275,000	286,173

		$17,738,919
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$2,775,000	$2,903,344
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	4,390,000	4,587,550

		$7,490,894
Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$6,760,000	$7,098,000
Felcor Lodging LP, REIT, 5.625%, 3/01/23	5,115,000	5,294,025

		$12,392,025
Retailers - 2.1%
Best Buy Co., Inc., 5.5%, 3/15/21	$4,815,000	$5,152,050
Bon Ton Stores, Inc., 8%, 6/15/21	835,000	471,775
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	3,263,000	3,034,590
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	6,865,000	7,233,994
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	2,530,000	1,910,150
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	4,640,000	4,819,800
Rite Aid Corp., 9.25%, 3/15/20	1,400,000	1,503,250
Rite Aid Corp., 6.75%, 6/15/21	1,380,000	1,481,775
Rite Aid Corp., 6.125%, 4/01/23 (n)	3,510,000	3,782,025

		$29,389,409
Specialty Chemicals - 0.9%
Chemtura Corp., 5.75%, 7/15/21	$7,440,000	$7,551,600
Univar USA, Inc., 6.75%, 7/15/23 (n)	5,205,000	5,152,950

		$12,704,550
Specialty Stores - 1.3%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$5,385,000	$5,667,713
Group 1 Automotive, Inc., 5%, 6/01/22	7,030,000	7,100,300
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	4,740,000	5,000,700

		$17,768,713
Telecommunications - Wireless - 4.6%
Crown Castle International Corp., 4.875%, 4/15/22	$1,155,000	$1,222,856
Crown Castle International Corp., 5.25%, 1/15/23	4,465,000	4,805,456
Digicel Group Ltd., 8.25%, 9/30/20 (n)	2,600,000	2,301,000
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,731,000	1,428,075
Digicel Group Ltd., 6.75%, 3/01/23 (n)	6,053,000	5,447,700
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,220,000	1,317,722

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Capital Corp., 6.875%, 11/15/28	$3,690,000	$3,062,700
Sprint Corp., 7.875%, 9/15/23	6,605,000	6,109,625
Sprint Corp., 7.125%, 6/15/24	8,750,000	7,683,594
Sprint Corp., 7%, 8/15/20	925,000	857,938
Sprint Nextel Corp., 9%, 11/15/18 (n)	1,745,000	1,918,401
Sprint Nextel Corp., 6%, 11/15/22	4,585,000	3,917,837
T-Mobile USA, Inc., 6.125%, 1/15/22	475,000	483,312
T-Mobile USA, Inc., 6.5%, 1/15/24	2,035,000	2,065,525
T-Mobile USA, Inc., 6.464%, 4/28/19	1,465,000	1,507,119
T-Mobile USA, Inc., 6.25%, 4/01/21	9,000,000	9,291,600
T-Mobile USA, Inc., 6.633%, 4/28/21	1,890,000	1,956,150
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	2,505,000	2,548,837
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	6,745,000	6,795,587

		$64,721,034
Telephone Services - 0.6%
Level 3 Financing, Inc., 8.625%, 7/15/20	$1,710,000	$1,806,187
Level 3 Financing, Inc., 5.375%, 1/15/24 (n)	1,390,000	1,407,375
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	5,000,000	5,012,500

		$8,226,062
Transportation - Services - 1.4%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$4,510,000	$4,092,825
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	3,487,000	3,338,802
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	4,175,000	3,282,594
Stena AB, 7%, 2/01/24 (n)	6,225,000	5,680,313
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	3,185,000	2,492,263
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	786,000	499,110

		$19,385,907
Utilities - Electric Power - 2.0%
Calpine Corp., 5.5%, 2/01/24	$4,885,000	$4,640,750
Covanta Holding Corp., 7.25%, 12/01/20	4,290,000	4,461,600
Covanta Holding Corp., 6.375%, 10/01/22	1,185,000	1,244,250
Covanta Holding Corp., 5.875%, 3/01/24	2,475,000	2,456,437
NRG Energy, Inc., 8.25%, 9/01/20	4,525,000	4,638,125
NRG Energy, Inc., 6.25%, 7/15/22	430,000	395,600
NRG Energy, Inc., 6.625%, 3/15/23	4,315,000	4,012,950
TerraForm Power Operating LLC, 6.125%, 6/15/25 (n)	6,415,000	5,773,500

		$27,623,212
Total Bonds		$1,278,984,459

Floating Rate Loans (g)(r) - 2.9%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$3,679,290	$3,630,999

Building - 0.3%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$4,241,524	$4,212,894

Cable TV - 0.1%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$1,747,524	$1,726,990

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$2,775,185	$2,762,466

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,144,916	$2,141,566

Containers - 0.1%
Berry Plastics, Term Loan E, 3.75%, 1/06/21	$1,874,742	$1,872,106

Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$3,799,440	$3,796,803

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,404,179	$1,318,392

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,055,676	$1,056,995

Gaming & Lodging - 0.2%
Hilton Worldwide, Term Loan B, 3.5%, 10/25/20	$2,836,642	$2,840,976

Medical & Health Technology & Services - 0.2%
Davita Healthcare, Term Loan B, 3.5%, 6/24/21	$2,933,076	$2,930,981

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan, 3%, 1/31/21	$2,917,085	$2,900,070

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$937,940	$938,819

Transportation - Services - 0.4%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/15/19	$5,146,984	$5,105,165

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/20	$3,958,648	$3,848,551
Total Floating Rate Loans		$41,083,773

Common Stocks - 0.8%
Automotive - 0.0%
Accuride Corp. (a)	48,891	$137,873

Special Products & Services - 0.8%
iShares iBoxx $ High Yield Corporate Bond ETF	122,300	$10,465,211
Total Common Stocks		$10,603,084

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	47,368,952	$47,368,952
Total Investments		$1,378,040,268

Other Assets, Less Liabilities - 1.0%		14,306,655
Net Assets - 100.0%		$1,392,346,923

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $512,187,334 representing 36.8% of net assets.
(p)	Payment-in-kind security.

10

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10-12/28/10	$341,231	$346,557
Berry Plastics Group, Inc., 6%, 10/15/22	9/16/15	1,545,000	1,614,525
Total Restricted Securities			$1,961,082
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 10/31/15

Forward Foreign Currency Exchange Contracts at 10/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Goldman Sachs International	2,033,642	1/15/16	$2,294,572	$2,239,451	$55,121

Futures Contracts at 10/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$11,619,563	December - 2015	$(54,360)

At October 31, 2015, the fund had cash collateral of $122,850 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

10/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$10,603,084	$—	$—	$10,603,084
U.S. Corporate Bonds	—	1,080,754,303	—	1,080,754,303
Foreign Bonds	—	198,230,156	—	198,230,156
Floating Rate Loans	—	41,083,773	—	41,083,773
Mutual Funds	47,368,952	—	—	47,368,952
Total Investments	$57,972,036	$1,320,068,232	$—	$1,378,040,268

Other Financial Instruments
Futures Contracts	$(54,360)	$—	$—	$(54,360)
Forward Foreign Currency Exchange Contracts	—	55,121	—	55,121

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,446,494,756
Gross unrealized appreciation	16,070,467
Gross unrealized depreciation	(84,524,955)
Net unrealized appreciation (depreciation)	$(68,454,488)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	42,212,532	294,087,835	(288,931,415)	47,368,952

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$40,307	$47,368,952

13

QUARTERLY REPORT

October 31, 2015

MFS® MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.8%
Alabama - 1.0%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	$1,900,000	$1,919,848
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/23	1,400,000	1,509,480
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	4,790,000	5,165,919
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/36	1,000,000	1,077,910
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/28	1,795,000	1,807,170
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/43	1,560,000	1,563,198
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	65,000	42,602
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	805,000	502,908
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	1,130,000	573,656
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	1,620,000	567,567
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	3,080,000	1,010,979
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	860,000	888,939
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	1,165,000	1,237,393
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	1,210,000	1,312,608
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	1,360,000	1,506,091
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	1,995,000	2,216,545
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	1,670,000	1,794,816
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/33	6,750,000	7,789,163
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	1,635,000	1,805,449

		$34,292,241
Alaska - 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/30	$875,000	$948,938
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/31	1,270,000	1,367,777
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/41	3,315,000	3,791,664

		$6,108,379
Arizona - 1.9%
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/43	$3,150,000	$3,379,478
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/40	1,790,000	2,064,586
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/35	4,700,000	5,269,029
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “A”, 0.45%, 6/01/34 (Put Date 11/17/15)	1,245,000	1,245,112
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/35	2,035,000	2,058,199
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/45	3,015,000	2,991,724
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	2,205,000	2,309,804
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	855,000	843,098
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	1,715,000	1,645,440
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	6,355,000	6,525,505
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	3,970,000	4,000,291
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	1,970,000	2,181,499
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 5%, 7/01/35	1,430,000	1,421,048
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	3,155,000	3,521,674
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 5%, 7/01/45	1,570,000	1,499,837
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	4,545,000	4,465,326
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	4,785,000	4,764,903
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/40	4,755,000	5,205,536
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/32	2,940,000	3,340,516
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	1,675,000	1,810,039
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	1,275,000	1,375,534

		$61,918,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Arkansas - 0.4%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$365,000	$402,774
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	540,000	597,672
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/46	6,455,000	1,550,943
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	9,510,000	10,417,920
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	1,360,000	1,482,182

		$14,451,491
California - 8.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$4,000,000	$4,517,920
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/39	7,550,000	2,634,648
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/18 (n)	1,105,000	1,095,387
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	2,060,000	1,226,297
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	2,095,000	1,202,781
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	4,185,000	2,312,254
California Educational Facilities Authority Rev., 5%, 2/01/26 (Prerefunded 2/01/17)	900,000	952,218
California Educational Facilities Authority Rev., 5%, 2/01/26	2,690,000	2,785,872
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/38	2,320,000	2,562,881
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/36	1,000,000	1,031,070
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	2,765,000	3,147,897
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	2,560,000	2,580,275
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	8,080,000	8,299,938
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/36	740,000	741,658
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	12,730,000	13,650,888
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	1,135,000	1,604,130
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	5,110,000	6,876,476
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	1,915,000	2,081,548
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	475,000	515,850
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	1,585,000	1,643,677
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	900,000	1,028,538
California Municipal Finance Authority, Solid Waste Rev. (Republic Services, Inc. Project), 0.5%, 9/01/21	5,000,000	5,000,000
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/40	3,500,000	3,709,195
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	4,080,000	4,303,094
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	2,975,000	3,055,861
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/30	3,380,000	3,946,556
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	10,830,000	12,391,361
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/24	730,000	742,286
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/25	760,000	769,097
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	435,000	456,398
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	1,150,000	1,176,485
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/24	425,000	436,492
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/34	575,000	585,666
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	545,000	558,260
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/49	620,000	638,209
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/24	450,000	472,230
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/44	430,000	454,785
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	100,980	1
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	760,000	771,712
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/49	945,000	956,964
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	2,985,000	3,287,709

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/23	$540,000	$573,464
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	1,385,000	1,434,084
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	1,600,000	1,729,568
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/43	1,335,000	1,456,231
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/38	2,500,000	2,836,350
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/31	440,000	512,842
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	2,910,000	2,948,878
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/42	1,545,000	1,693,629
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	615,000	638,290
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	780,000	790,772
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	1,315,000	1,332,568
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/34	3,400,000	3,587,034
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	6,155,000	6,418,926
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/34	1,000,000	1,143,710
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/44	2,400,000	2,721,096
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	1,540,000	1,563,423
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,040,000	1,053,146
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	2,650,000	2,657,447
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/29	1,400,000	1,631,938
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/41	560,000	649,942
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	2,125,000	2,310,980
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/32	1,000,000	1,061,180
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/42	1,000,000	1,071,720
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/38	3,000,000	3,355,560
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/30	1,990,000	2,112,723
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/45	4,590,000	4,895,694
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	7,630,000	8,082,001
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/29	2,610,000	2,610,209
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	1,940,000	2,221,164
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	4,785,000	2,753,959
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/31	4,280,000	2,367,653
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/32	3,010,000	1,596,835
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	13,270,000	12,155,718
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/23	1,185,000	1,275,629
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 8/01/39	10,355,000	2,228,396
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/29	1,480,000	1,706,351
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/31	1,675,000	1,912,884
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	1,745,000	1,912,921
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/39	1,000,000	1,068,640
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/44	1,500,000	1,596,855
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	1,535,000	1,673,288
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	455,000	482,578
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	4,240,000	2,335,265
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/35	450,000	495,144
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	555,000	622,732
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	330,000	373,623
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	290,000	290,902
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	730,000	731,796

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/29	$1,000,000	$1,134,250
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/30	1,000,000	1,126,070
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/31	1,660,000	1,862,520
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	525,000	591,465
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/40 (Prerefunded 1/01/20)	5,970,000	7,296,534
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	645,000	356,485
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/41	12,965,000	2,793,439
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/24	3,110,000	2,424,183
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/27	2,070,000	1,405,882
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/29	4,025,000	2,457,464
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/30	4,455,000	2,590,137
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	1,360,000	1,543,573
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	4,080,000	4,511,868
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/25	865,000	1,034,159
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/26	905,000	1,067,294
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/27	1,225,000	1,427,787
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/28	635,000	733,196
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/41	6,000,000	7,286,760
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	3,095,000	3,135,575
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	2,505,000	2,553,372
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/43	8,725,000	1,835,042
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	225,000	244,933
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	6,545,000	7,444,414
San Jose, CA, Airport Rev., “C”, 5%, 3/01/30	885,000	1,014,653
State of California, 5%, 5/01/44	3,710,000	4,168,445
State of California (Veterans), 5.05%, 12/01/36	175,000	175,502
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	600,000	693,474
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	700,000	701,652
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/29	3,665,000	2,198,707
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	4,300,000	4,684,764
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/34	2,270,000	807,780

		$280,181,681
Colorado - 3.3%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/22	$2,000,000	$2,004,100
Central Platte Valley, CO, General Obligation, 5%, 12/01/43	1,250,000	1,285,100
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/29	305,000	337,379
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/39	560,000	600,443
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/44	395,000	421,244
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/33	450,000	456,143
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/42	1,120,000	1,116,651
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	490,000	520,625
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	350,000	386,908
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	350,000	384,969
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/44	885,000	895,231
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/49	765,000	769,498
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	1,715,000	1,920,783

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	$895,000	$971,111
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/35	2,000,000	2,007,780
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/45	2,675,000	2,593,867
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/43	2,975,000	3,499,433
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	1,310,000	1,315,476
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/41	1,620,000	1,745,582
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	2,650,000	2,690,466
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/21	105,000	118,613
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/33	4,295,000	4,541,318
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	1,710,000	1,826,725
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	825,000	907,409
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/30	700,000	776,818
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/40	1,150,000	1,263,206
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/34	6,530,000	7,371,064
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	540,000	602,429
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	8,490,000	9,560,419
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	13,545,000	13,956,768
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	4,705,000	4,890,283
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	795,000	865,342
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/27	12,305,000	6,993,424
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/18	550,000	595,601
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/43	4,440,000	4,992,647
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	6,860,000	8,632,281
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	7,145,000	9,517,569
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	5,607,000	5,631,222
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/31 (a)(d)	2,396,000	527,000
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/33	404,000	417,271
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	824,000	854,595

		$110,764,793
Connecticut - 0.4%
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/45	$3,375,000	$3,613,849
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/44	2,665,000	2,855,947
Mohegan Tribal Finance Authority Economic Development Bonds, 7%, 2/01/45	6,325,000	5,392,252

		$11,862,048
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/34	$915,000	$937,976
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/44	1,030,000	1,073,250
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/49	1,210,000	1,251,854
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/42	1,170,000	1,219,550

		$4,482,630
District of Columbia - 0.6%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	$1,095,000	$1,249,209
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	420,000	482,152
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	1,340,000	1,342,921
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/35	1,165,000	1,157,602
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/39	765,000	762,300
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	1,475,000	1,475,797
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	5,000,000	4,919,300
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	8,820,000	8,386,673
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	480,000	480,034
District of Columbia, Tobacco Settlement, 6.75%, 5/15/40	885,000	885,044

		$21,141,032

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - 8.0%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$1,180,000	$1,289,185
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	2,955,000	3,248,047
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,970,000	2,158,352
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/32	1,250,000	1,549,650
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/42	2,000,000	2,467,180
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/46	1,000,000	1,231,430
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/36	280,000	280,022
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/36	1,265,000	1,265,152
Arborwood Community Development District, FL, Capital Improvement Rev., Convertible Capital Appreciation, “A-1”, 0% to 5/01/16, 6.9% to 5/01/36	300,000	321,972
Arborwood Community Development District, FL, Capital Improvement Rev., Convertible Capital Appreciation, “A-2”, 0% to 5/01/16, 6.9% to 5/01/36	35,000	37,563
Arborwood Community Development District, FL, Capital Improvement Rev., Convertible Capital Appreciation, “B”, 0% to 5/01/16, 6.9% to 5/01/25	325,000	332,982
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/30	1,560,000	1,284,270
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	625,000	626,331
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	690,000	716,310
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	320,000	332,138
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	1,355,000	1,417,086
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	4,720,000	5,139,278
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/40	3,590,000	3,590,969
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	2,475,000	2,504,576
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/35	1,465,000	1,461,381
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/45	2,725,000	2,718,923
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/37	915,000	910,626
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	3,200,000	3,517,984
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 5.5%, 5/15/25	300,000	302,451
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/35	300,000	302,367
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	4,970,000	5,860,723
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/49	805,000	811,279
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/22	2,560,000	2,562,790
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-1”, 6.875%, 5/15/21	1,180,000	1,181,558
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/38 (a)(d)	1,400,000	559,902
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/20	395,000	446,769
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/21	620,000	709,497
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/22	520,000	599,310
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/23	685,000	791,524
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/24	575,000	665,080
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/25	670,000	776,115
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/35	1,650,000	1,782,990
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/46	2,245,000	2,394,203
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/29	1,000,000	1,132,810
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	3,050,000	3,451,045
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	8,410,000	9,815,311
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	660,000	744,830
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/42	3,480,000	3,691,132

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/30	$2,575,000	$2,686,137
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	1,950,000	1,980,674
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	5,490,000	5,683,742
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/41	10,125,000	11,910,443
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	4,070,000	4,128,201
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/44	5,000,000	5,047,900
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/46	1,605,000	1,714,798
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/35	5,000,000	5,444,400
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	1,780,000	1,855,419
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/29 (Prerefunded 8/15/18)	4,700,000	5,312,598
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	1,905,000	2,078,507
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	1,655,000	1,805,737
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	2,340,000	2,549,407
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/25	960,000	971,914
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/35	1,400,000	1,412,292
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/45	2,520,000	2,523,427
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/31	1,600,000	1,855,552
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/38	1,325,000	1,297,652
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	1,630,000	1,643,431
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/32	1,560,000	1,588,345
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/46	7,250,000	8,278,703
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	2,895,000	2,981,763
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/24	345,000	379,200
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/43	2,000,000	2,184,820
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/34 (Prerefunded 10/01/21)	300,000	394,764
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	8,365,000	11,007,336
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/22	450,000	393,939
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	1,215,000	1,285,810
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	740,000	775,823
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	1,055,000	1,106,073
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/22	740,000	788,966
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/32	990,000	1,055,013
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/16 (d)(q)	1,575,000	866,093
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/38	4,375,000	4,388,738
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/31	1,000,000	1,109,280
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	2,030,000	2,428,428
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/36	815,000	817,999
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/36 (a)(d)	895,000	353,140
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/13 (a)(d)	1,000,000	393,960
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	1,345,000	1,350,272
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/46	435,000	438,219
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/35	500,000	503,720
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	1,995,000	2,308,973
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/10 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/36	2,175,000	976,553
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/36	240,000	243,012
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	5,330,000	5,943,163
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/44	2,215,000	2,336,183
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/37	3,240,000	3,242,236
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/45	395,000	395,273
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/41	2,500,000	2,832,350
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	4,150,000	4,398,170
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/24 (n)	2,505,000	2,641,447
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	1,840,000	1,928,210
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	1,155,000	1,307,356

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	$1,715,000	$1,940,128
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/27	1,590,000	1,478,477
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/41	2,800,000	2,449,524
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	7,715,000	8,573,680
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/10 (d)	525,000	367,442
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 5/01/37	1,600,000	1,600,752
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	155,000	175,629
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	145,000	161,311
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	315,000	346,850
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	935,000	1,028,715
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/40	5,935,000	6,418,228
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/44	2,695,000	2,898,850
Tampa, FL (University of Tampa Project), 5%, 4/01/40	965,000	1,041,660
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/35	2,280,000	2,242,540
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	4,180,000	4,082,982
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	1,250,000	1,258,625
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 5/01/37	1,860,000	1,848,617
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/28	4,380,000	5,035,029
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/31	5,420,000	6,124,546
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/37	1,810,000	1,835,431
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/39 (a)(d)	790,000	434,508
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	165,000	164,500
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	1,000,000	1,002,700
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/35	500,000	501,105

		$265,320,497
Georgia - 1.7%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$1,060,000	$1,161,177
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	1,060,000	1,155,824
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	2,450,000	2,459,016
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	1,515,000	1,517,515
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22 (Prerefunded 11/01/19)	2,895,000	3,453,561
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	4,070,000	4,979,482
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	580,000	630,628
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	1,025,000	1,103,320
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/38	1,100,000	1,167,694
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	7,170,000	7,785,329
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	175,000	205,186
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/45	2,205,000	2,358,225
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/44	1,520,000	1,635,763
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	2,245,000	2,709,693
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	4,610,000	4,648,079
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	1,235,000	1,393,883
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	140,000	152,656
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/54	3,465,000	4,034,369
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	2,330,000	2,447,222
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	4,360,000	4,552,712
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/27	920,000	1,033,022
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	4,835,000	4,980,050

		$55,564,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Guam - 0.1%
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	$1,115,000	$1,374,851
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	263,438

		$1,638,289
Hawaii - 0.4%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$970,000	$1,208,184
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	1,190,000	1,482,347
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	10,580,000	11,988,939

		$14,679,470
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	$2,120,000	$2,132,996
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	2,060,000	2,071,412

		$4,204,408
Illinois - 6.4%
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/35	$2,170,000	$2,171,389
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/45	3,565,000	3,564,608
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	945,000	957,729
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/21	1,675,000	1,699,522
Chicago, IL, “A”, AGM, 5%, 1/01/22	705,000	707,693
Chicago, IL, “A”, AGM, 5%, 1/01/22	6,755,000	6,789,045
Chicago, IL, “A”, AGM, 5%, 1/01/23	4,335,000	4,354,247
Chicago, IL, “A”, AGM, 5%, 1/01/25	615,000	617,755
Chicago, IL, “A”, AGM, 5%, 1/01/27	295,000	299,133
Chicago, IL, “A”, AGM, 5%, 1/01/28	15,070,000	15,695,556
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	815,000	815,734
Chicago, IL, “A”, AGM, 5%, 1/01/34	2,605,000	2,607,605
Chicago, IL, “A”, AGM, 5%, 1/01/37	4,935,000	4,961,402
Chicago, IL, “A”, AMBAC, 5%, 1/01/24	1,500,000	1,521,690
Chicago, IL, “B”, AGM, 5%, 1/01/17	2,520,000	2,529,626
Chicago, IL, “B”, AGM, 5%, 1/01/23	755,000	763,154
Chicago, IL, “D”, AMBAC, 5%, 12/01/22	4,465,000	4,528,939
Chicago, IL, Board of Education, AGM, 5%, 12/01/35	5,655,000	5,671,343
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/20	4,575,000	4,597,280
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	675,000	760,691
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	335,000	377,073
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	1,350,000	1,512,554
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/30	4,970,000	5,612,621
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	5,645,000	6,533,805
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	540,000	580,046
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/35	435,000	461,235
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/39	650,000	684,138
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	945,000	947,126
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/41	2,000,000	2,183,380
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/34	700,000	724,304
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/45	1,800,000	1,843,668
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27	2,680,000	2,879,955
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27 (Prerefunded 5/15/20)	1,470,000	1,783,125
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	3,600,000	3,841,776
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/27	1,600,000	1,661,840
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	2,685,000	2,720,603
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	8,015,000	8,259,458
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	3,410,000	3,462,105
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/25	4,630,000	4,630,232

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	$3,770,000	$4,180,251
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/27	380,000	407,098
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	3,110,000	3,262,732
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/38	1,730,000	1,743,996
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/29 (Prerefunded 5/15/19)	3,025,000	3,653,656
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/37 (Prerefunded 8/15/19)	2,555,000	3,097,069
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/25 (Prerefunded 5/15/19)	75,000	88,223
Illinois Finance Authority Rev. (Presence Health Obligated Group), Unrefunded, 6.125%, 5/15/25	2,545,000	2,842,434
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	4,125,000	4,734,345
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	3,865,000	4,666,137
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	1,305,000	1,529,421
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	6,045,000	6,583,972
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	1,500,000	1,825,815
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	2,545,000	3,109,608
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	1,195,000	1,205,098
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	2,195,000	2,204,548
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 5/15/28 (a)(d)	1,057,000	11
Illinois Finance Authority Rev. (The Clare at Water Tower), Capital Appreciation, “B”, 0%, 5/15/50 (a)(d)	453,000	5
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	1,875,000	2,131,744
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	5,785,000	6,604,330
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	560,000	653,352
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	3,110,000	3,215,367
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	14,375,000	17,047,744
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/33	4,355,000	4,732,187
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/37	7,500,000	8,270,325
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	2,963,000	2,995,682
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	1,450,000	1,565,188
State of Illinois, NATL, 5%, 1/01/19	1,575,000	1,584,245
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/40	1,080,000	1,151,453
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/45	1,250,000	1,331,313

		$212,730,534
Indiana - 2.4%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/42	$3,000,000	$3,355,530
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), 0.6%, 12/01/37 (Put Date 12/01/15)	7,000,000	7,000,000
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	3,205,000	3,561,043
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	3,005,000	3,261,146
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/32	4,790,000	4,894,853
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/39	1,215,000	1,260,988
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	460,000	495,521
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	1,155,000	1,210,232
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	2,095,000	2,265,135
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	5,350,000	5,694,594
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	3,260,000	3,456,741
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	4,020,000	4,240,095
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	2,540,000	2,654,681
Indiana Health & Educational Facilities Finance Authority Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39 (Prerefunded 2/15/16)	2,000,000	2,028,100
Indiana Health & Educational Facilities Finance Authority Hospital Rev. (Clarian Health), “B”, 5%, 2/15/33	2,510,000	2,538,740
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	1,430,000	1,477,476
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39 (Prerefunded 1/01/19)	4,760,000	5,585,003
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/39	3,600,000	3,627,396
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	1,445,000	1,664,626
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	4,370,000	5,271,225
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	10,875,000	13,221,825

		$78,764,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Iowa - 0.8%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/43	$3,000,000	$3,219,150
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/30	800,000	905,352
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/31	1,480,000	1,666,865
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/32	715,000	800,857
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	1,455,000	1,545,923
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/21	1,530,000	1,556,071
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	2,495,000	2,533,423
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	2,765,000	2,899,683
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	515,000	540,019
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/25	1,250,000	1,352,350
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/26	1,260,000	1,363,522
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/27	145,000	155,985
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/28	2,540,000	2,731,440
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	4,295,000	4,237,705
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 11/15/21	2,410,000	2,454,778

		$27,963,123
Kansas - 0.8%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/30	$2,600,000	$2,743,130
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/38	3,600,000	3,753,000
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/42	1,500,000	1,556,145
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/27	1,185,000	1,205,643
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/29	1,555,000	1,728,600
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/39	2,325,000	2,353,667
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 9/01/16	155,000	156,325
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/28	3,848,000	3,866,201
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37 (Prerefunded 12/01/15)	90,000	94,929
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 12/01/37 (Prerefunded 12/01/15)	325,000	342,800
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	4,165,000	4,503,365
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/29	500,000	510,550
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	635,000	635,127
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	1,580,000	1,161,537
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	1,740,000	1,918,733

		$26,529,752
Kentucky - 1.0%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/35	$2,840,000	$3,233,368
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	2,130,000	2,182,270
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	1,325,000	1,365,466
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/41	3,000,000	3,372,450
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/46	1,050,000	1,184,736
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	815,000	896,647
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/30	710,000	806,475
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	6,255,000	7,155,908
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	1,955,000	2,239,765
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	5,180,000	5,302,352
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	1,635,000	1,844,476
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/39	1,830,000	1,987,545
University of Kentucky, General Receipts, “A”, 5%, 4/01/36	1,460,000	1,664,137

		$33,235,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Louisiana - 2.1%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/39 (Prerefunded 1/01/21)	$1,500,000	$1,836,180
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	3,200,000	3,655,872
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	2,000,000	2,260,980
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/21	1,705,000	1,985,933
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/22	1,365,000	1,607,233
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/45	6,355,000	6,355,826
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 6/01/36 (Prerefunded 6/01/16)	1,530,000	1,599,890
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 6/01/36 (Prerefunded 6/01/16)	1,225,000	1,268,769
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	1,145,000	1,142,321
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	4,435,000	4,438,105
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	5,000,000	5,420,800
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	2,990,000	3,512,413
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/35	4,000,000	4,713,000
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/36	6,995,000	7,224,296
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	6,470,000	7,009,339
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	2,675,000	2,887,021
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	1,150,000	1,233,835
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	2,050,000	2,295,406
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	8,660,000	9,206,879

		$69,654,098
Maine - 0.5%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$3,985,000	$4,102,279
State of Maine, “B”, 5%, 6/01/21	9,675,000	11,559,013

		$15,661,292
Maryland - 0.7%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$1,320,000	$1,395,913
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/40	4,700,000	4,970,626
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	2,600,000	2,777,398
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/25 (Put Date 6/01/20)	3,155,000	3,159,733
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	885,000	974,013
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	2,360,000	2,621,889
State of Maryland, “B”, 4%, 8/01/27	3,105,000	3,432,298
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/40	2,600,000	2,705,482

		$22,037,352
Massachusetts - 3.1%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	$2,535,000	$2,926,734
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	4,640,000	4,791,728
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/21	685,000	782,893
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/22	685,000	789,086
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/23	510,000	579,212
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/24	1,250,000	1,421,163
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/29	1,450,000	1,593,014

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/30	$3,015,000	$3,300,098
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/31	835,000	911,252
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/35	9,160,000	9,805,963
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	869,621	837,254
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	218,601	208,674
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/46	525,000	498,860
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	58,153	49,548
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	289,249	1,678
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	1,350,000	1,453,181
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	2,080,000	2,247,294
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/20	105,000	112,798
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/25	170,000	191,694
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	430,000	497,076
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/24	1,400,000	1,631,658
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/25	800,000	936,568
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	3,585,000	3,608,769
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	11,780,000	11,804,385
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.846%, 12/01/42 (Prerefunded 5/01/19)	685,000	797,422
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	2,030,000	2,057,628
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	1,375,000	1,386,165
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	1,935,000	2,038,581
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	250,000	282,900
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/26	1,910,000	2,004,965
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/28	1,990,000	2,095,351
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36 (u)	25,000,000	28,456,000
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	6,130,000	7,058,940
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/29	1,585,000	1,666,596
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/39	1,375,000	1,476,943
Massachusetts Port Authority Special Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	340,000	370,178
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/27	2,760,000	2,765,520

		$103,437,769
Michigan - 2.8%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	$9,635,000	$10,433,067
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	1,695,000	1,744,630
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/19	3,270,000	3,612,892
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/20	3,275,000	3,676,679
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/39	3,190,000	3,436,874
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	1,020,000	1,038,442
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	375,000	393,833
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/41	2,055,000	2,193,692
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	155,000	157,395
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	535,000	564,366
Grand Valley, MI, State University Rev., 5.5%, 12/01/27 (Prerefunded 12/01/16)	1,015,000	1,071,536
Grand Valley, MI, State University Rev., 5.625%, 12/01/29 (Prerefunded 12/01/16)	495,000	523,240
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/27	750,000	759,600
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/36	3,050,000	3,079,921
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/23	635,000	652,437
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/24	800,000	819,904
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	1,105,000	1,235,158
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/45	7,000,000	7,678,650
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/44	2,375,000	2,507,003
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/44	1,365,000	1,415,000
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/33	2,280,000	2,457,658

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	$4,405,000	$4,999,235
Michigan Housing Development Authority, “A”, 4%, 6/01/46	7,000,000	7,591,500
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/27 (Put Date 8/01/17)	4,505,000	4,514,280
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,050,000	1,234,758
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	6,945,000	8,368,100
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	2,215,000	2,405,136
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	750,000	826,455
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	575,000	610,322
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	1,240,000	1,308,485
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/40	8,165,000	9,058,741
Western Michigan University Rev., “A”, 5%, 11/15/40	1,250,000	1,384,925
Western Michigan University Rev., “A”, 5%, 11/15/45	1,850,000	2,037,146

		$93,791,060
Minnesota - 0.4%
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 6/01/43	$1,000,000	$1,011,140
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/40	500,000	504,110
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/50	3,000,000	3,026,610
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	3,055,000	3,340,795
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/41	1,930,000	2,088,395
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/31	630,000	710,823
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/42	1,260,000	1,418,168
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/28	250,000	261,163
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/36	1,250,000	1,306,138

		$13,667,342
Mississippi - 0.3%
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/27	$1,275,000	$1,328,805
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/37 (d)(q)	3,660,000	2,540,918
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	1,845,000	2,111,492
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	4,810,000	5,506,007

		$11,487,222
Missouri - 0.7%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/26 (d)(q)	$2,495,000	$1,173,099
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/34	1,590,000	1,711,158
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	465,000	517,285
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/40	1,650,000	1,719,234
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/45	2,300,000	2,385,652
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	3,190,000	3,368,512
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	795,000	831,578
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	1,735,000	1,977,588
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/38	1,425,000	1,540,097
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	1,350,000	1,465,682
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 5/01/16	375,000	375,034
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/23	1,500,000	1,471,800
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/35	4,320,000	4,475,304

		$23,012,023
Nebraska - 0.1%
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/44	$1,145,000	$1,179,510
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/44	2,290,000	2,480,940

		$3,660,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/35	$1,715,000	$1,691,350
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	2,205,000	2,178,187

		$3,869,537
New Hampshire - 1.0%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$4,935,000	$5,516,244
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	805,000	858,669
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	985,000	989,413
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 6/01/39 (u)	20,000,000	22,487,800
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/41	2,625,000	2,954,306

		$32,806,432
New Jersey - 5.3%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/35	$2,500,000	$2,506,725
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/29	445,000	480,809
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/30	690,000	741,198
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/31	2,570,000	2,744,657
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/32	1,305,000	1,389,642
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	1,565,000	1,567,175
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/21	200,000	215,028
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/28	1,500,000	1,823,340
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	9,985,000	11,952,544
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/18	1,780,000	1,914,835
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	850,000	864,773
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	1,695,000	1,730,426
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/21	105,000	116,255
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/22	615,000	683,050
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/23	705,000	782,360
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	985,000	1,061,505
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	1,510,000	1,597,520
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	410,000	425,830
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36 (Prerefunded 11/15/16)	2,735,000	2,869,371
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	325,000	371,566
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	325,000	358,391
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	975,000	1,073,719
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/39	1,060,000	1,148,107
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/42	530,000	567,741
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	8,540,000	8,966,829
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	7,870,000	8,565,472
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	5,770,000	6,272,105
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	1,820,000	2,020,564
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	8,595,000	9,542,169
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	4,280,000	5,230,074
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	2,335,000	2,529,039
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/38	8,000,000	8,857,600
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/29	3,415,000	3,422,752

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/30	$2,625,000	$2,825,550
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	18,930,000	19,046,230
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	31,335,000	25,263,530
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	34,705,000	28,039,905
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	32,595,000	8,239,690
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	400,000	97,124

		$177,905,200
New Mexico - 0.7%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$11,915,000	$13,097,921
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	100,000	100,264
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/26	1,580,000	1,524,368
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/39 (Put Date 8/01/19)	8,250,000	9,336,690

		$24,059,243
New York - 6.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$2,265,000	$2,561,307
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/20	155,000	176,297
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/22	415,000	481,267
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/24	210,000	244,810
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/25	155,000	180,919
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/33 (n)	3,860,000	3,730,922
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	4,025,000	3,837,033
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	2,655,000	2,674,647
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	3,360,000	3,570,235
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	3,890,000	4,004,483
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/33	600,000	608,040
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	3,340,000	3,482,685
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,230,000	3,673,867
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	22,535,000	26,651,468
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/34	785,000	863,265
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/40	2,130,000	2,306,407
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/45	990,000	1,065,398
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	1,570,000	1,787,995
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	975,000	1,097,694
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/40	1,000,000	1,048,070
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/29 (Put Date 5/01/20)	3,015,000	3,044,909
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	12,985,000	13,116,408
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	5,850,000	6,124,833
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	3,970,000	4,695,795
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	4,760,000	5,363,330
New York, NY, “J-9”, FRN, 0.41%, 8/01/27	3,355,000	3,349,934
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/48	2,911,318	3,083,464
New York, NY, City Industrial Development Agency Rev. (Yankee Stadium Project), “A”, ASSD GTY, 7%, 3/01/49	10,000,000	11,752,800
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	18,935,000	19,957,679
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	8,045,000	8,465,190
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 2%, 8/01/28 (Put Date 8/01/16)	6,400,000	6,408,192
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	1,330,000	1,487,871
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	12,055,000	12,128,656
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	505,000	542,375
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	510,000	537,382

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	$3,110,000	$3,211,199
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/46	3,000,000	2,987,850
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	2,435,000	2,822,579
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	2,780,000	3,222,493
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	6,470,000	6,662,224
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, “A”, 5.25%, 12/01/16 (n)	90,000	91,633
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 1/01/39	1,400,000	1,412,362
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	10,730,000	10,867,773
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “B”, 7%, 9/15/44	2,010,000	2,055,024
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), Capital Appreciation, “A”, 0% to 9/15/2019, 7.5% to 9/15/44	905,000	680,596
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	5,620,000	5,570,881

		$203,690,241
North Carolina - 0.5%
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 7/01/39	$8,975,000	$9,072,738
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	1,030,000	1,116,252
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	1,310,000	1,370,378
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	750,000	780,068
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	1,260,000	1,263,755
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/29	1,190,000	1,361,372
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	955,000	1,075,712

		$16,040,275
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/34	$965,000	$1,040,231
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), “B”, 4%, 1/01/36	1,630,000	1,776,977

		$2,817,208
Ohio - 7.3%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/42	$3,440,000	$3,784,998
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/45	5,990,000	6,353,234
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 6/01/24	10,000,000	8,951,600
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	3,310,000	2,945,900
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	4,485,000	3,910,516
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	21,225,000	18,472,118
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	45,445,000	39,025,439
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	69,705,000	64,664,631
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	11,535,000	10,497,196
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	5,435,000	6,107,527
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	2,210,000	2,513,477
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/44	1,025,000	1,088,212
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 5/15/20	735,000	736,433
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 5/15/25	380,000	380,969
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/40	1,140,000	1,298,802
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/34	1,380,000	1,494,706
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/44	2,055,000	2,203,145
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	8,480,000	9,543,562
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/43 (Prerefunded 8/15/18)	2,410,000	2,753,305
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/43	460,000	506,667
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/30	2,235,000	2,462,255
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/40	3,230,000	3,568,149
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/20	4,335,000	4,721,249
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/35	7,865,000	8,635,534

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/27	$3,975,000	$4,231,626
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/31	1,370,000	1,482,258
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	4,100,000	4,422,424
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	690,000	742,033
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/32	3,725,000	3,987,203
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	1,520,000	1,538,757
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	1,715,000	1,728,634
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	2,100,000	2,197,671
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	425,000	476,778
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	475,000	475,261
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/25	2,260,000	2,265,763
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/38 (u)	3,355,000	3,768,437
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/43 (u)	8,150,000	9,107,707

		$243,044,176
Oklahoma - 1.0%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/26 (n)	$2,710,000	$3,185,903
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	1,350,000	1,395,387
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	795,000	815,082
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	3,720,000	3,832,976
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/42	1,390,000	1,406,916
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/45	3,500,000	3,825,780
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	660,000	699,659
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	4,795,000	5,463,950
Tulsa, OK, Municipal Airport Trust Rev., 5%, 6/01/35 (Put Date 6/01/25)	2,005,000	2,204,678
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	3,205,000	3,420,376
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	6,615,000	7,059,528

		$33,310,235
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	$655,000	$700,267
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	215,000	242,363
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	1,100,000	1,214,620
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	815,000	869,915
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/37	2,815,000	2,882,898
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/30	2,475,000	2,624,713
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/40	4,100,000	4,399,177

		$12,933,953
Pennsylvania - 5.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/28	$1,305,000	$1,411,736
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/38	2,025,000	2,187,668
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	1,110,000	1,163,080
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	4,605,000	4,770,320
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	620,000	628,407
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	800,000	806,808
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	500,000	510,420
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/37	1,735,000	1,855,444
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	330,000	345,091
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	1,740,000	1,902,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/30	$1,035,000	$1,106,736
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	4,300,000	4,569,266
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	965,000	999,605
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/45	7,220,000	7,693,415
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/21	685,000	767,536
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/22	1,660,000	1,868,546
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/23	855,000	961,601
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29 (Prerefunded 1/01/19)	815,000	944,976
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29	90,000	102,116
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39 (Prerefunded 1/01/19)	6,355,000	7,417,937
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39	705,000	806,259
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/29	1,335,000	1,454,523
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/25	510,000	570,282
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/34	250,000	277,163
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	3,520,000	3,802,797
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	1,680,000	1,862,028
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	325,000	336,304
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	180,000	185,609
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	330,000	351,595
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	420,000	439,648
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/49	2,325,000	2,602,163
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/45	2,500,000	2,532,350
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/27	580,000	676,854
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	210,000	233,306
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	7,735,000	8,591,806
Luzerne County, PA, AGM, 6.75%, 11/01/23	1,135,000	1,341,559
Luzerne County, PA, “A”, AGM, 5%, 11/15/29	3,890,000	4,338,517
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	4,385,000	4,508,087
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/29 (Put Date 6/01/20)	1,025,000	1,026,087
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/36	8,510,000	9,172,504
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	8,275,000	8,350,385
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/50	3,915,000	3,920,833
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/40	1,075,000	1,164,419
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.55%, 8/01/45 (Put Date 11/02/15)	12,500,000	12,500,000
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	590,000	676,984
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	1,410,000	1,548,095
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	14,350,000	15,507,615
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (PPL Energy Supply LLC), 5%, 12/01/37 (Put Date 9/01/20)	6,750,000	6,808,658
Pennsylvania Economic Development Financing Authority, Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	400,000	400,664
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	3,415,000	3,771,321
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/42	2,525,000	2,581,762
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	740,000	784,208
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	1,545,000	1,711,520

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/43	$5,500,000	$6,067,105
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/37	1,065,000	1,094,330
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/42	1,950,000	1,991,126
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	470,000	517,978
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	2,780,000	2,909,242
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	5,820,000	6,115,481
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	1,145,000	1,279,446
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	1,975,000	2,261,790
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	850,000	942,999
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	1,670,000	1,872,721
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	1,060,000	1,204,552
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/44	3,000,000	3,298,440
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	730,000	739,205
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	395,000	423,124
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	690,000	725,611
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/37	3,000,000	3,048,270

		$181,340,479
Puerto Rico - 2.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$750,000	$680,948
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	80,000	80,991
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	2,195,000	2,121,599
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/30	520,000	459,529
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/31	540,000	474,217
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	1,300,000	1,312,935
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	440,000	443,282
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/25	750,000	763,680
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	345,000	350,427
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/30	5,670,000	5,669,490
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/27	3,540,000	3,560,072
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	555,000	516,927
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	2,345,000	2,135,193
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	175,000	177,800
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	145,000	148,564
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	65,000	64,728
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	2,165,000	2,158,808
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	70,000	67,607
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/19	3,825,000	3,824,732
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	280,000	249,326
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	155,000	154,606
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	740,000	740,340
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	260,000	260,770
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	1,705,000	1,570,135
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/21	100,000	94,827
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/21	760,000	731,508
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	4,530,000	4,282,617
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	505,000	496,859
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	320,000	311,478

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	$165,000	$151,147
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	570,000	538,889
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	645,000	593,252
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	1,340,000	1,174,724
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/31	980,000	874,072
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	1,330,000	1,135,035
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/36	1,015,000	834,543
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	1,625,000	1,377,545
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	525,000	372,472
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	260,000	185,029
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	500,000	499,960
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	2,745,000	2,628,859
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	4,780,000	4,541,143
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	3,950,000	3,692,263
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/27	1,765,000	1,635,626
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/28	1,075,000	987,398
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/27	1,470,000	1,477,644
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/28	490,000	492,671
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	5,515,000	5,563,036
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	5,570,000	3,467,548
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/47	14,305,000	1,541,793

		$67,668,644
South Carolina - 1.0%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$1,410,000	$1,410,902
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/48	1,380,000	1,383,188
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	4,130,000	4,363,923
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-1”, 4%, 7/01/41	10,320,000	11,222,278
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/39	940,000	1,014,401
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	1,499,418	1,487,842
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	1,724,709	1,658,359
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	562,212	55,996
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	516,379	51,431
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	805,000	824,175
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/49	10,000,000	10,820,400
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 1/01/24	130,000	130,329

		$34,423,224
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$1,520,000	$1,676,256
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/44	1,455,000	1,580,130

		$3,256,386
Tennessee - 2.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$2,270,000	$2,482,200
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	5,000,000	5,379,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	$1,520,000	$1,519,726
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/43	3,000,000	3,082,770
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/38	1,700,000	1,913,486
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 10/01/39 (u)	10,000,000	11,269,300
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 10/01/39 (u)	10,000,000	11,228,800
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/34	500,000	513,200
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/44	1,000,000	1,019,130
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/49	2,265,000	2,280,379
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	12,055,000	13,551,508
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	2,105,000	2,497,140
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	3,625,000	4,278,479
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	250,000	296,608
Tennessee Housing Development Agency Rev., Housing Finance Program, “A”, 3.5%, 7/01/45	6,380,000	6,812,373
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/45	1,965,000	2,134,953

		$70,259,952
Texas - 8.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$845,000	$877,761
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	830,000	857,340
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	4,640,000	4,785,139
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (a)(d)	4,650,000	47
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/33	4,685,000	4,949,328
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	8,455,000	9,293,821
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	1,625,000	1,719,559
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/27	3,750,000	3,787,800
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	845,000	999,305
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	695,000	773,598
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	3,385,000	3,566,064
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	1,850,000	2,185,035
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.25%, 12/01/34	3,520,000	3,429,994
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	4,940,000	5,628,043
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	1,670,000	1,908,125
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.6%, 12/01/49	5,000,000	4,832,850
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/24	490,000	484,507
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/38	4,430,000	4,701,205
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	4,370,000	4,799,615
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	9,175,000	10,002,493
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/40	3,800,000	4,201,584
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	1,860,000	1,953,744
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.035%, 10/01/29 (Put Date 3/01/17)	5,125,000	5,190,344
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	3,260,000	3,341,533
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	2,345,000	2,441,544
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	746,831	7
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/34	4,580,000	1,946,821
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/38	40,280,000	13,011,246
Harris County, TX, 5.625%, 5/01/20	927,368	932,357
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	4,535,000	4,963,784
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/43	2,265,000	2,679,472

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	$2,400,000	$2,863,728
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	1,425,000	1,596,470
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	185,000	205,740
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	450,000	498,978
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	745,000	225,884
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	1,865,000	435,478
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	1,335,000	1,530,137
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/38	7,680,000	8,842,982
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	9,905,000	10,564,277
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	3,075,000	3,239,482
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	9,305,000	10,117,792
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	6,515,000	6,841,727
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/20	7,970,000	8,520,089
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	190,000	190,638
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	1,670,000	1,986,465
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	4,385,000	5,409,643
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	6,400,000	6,815,744
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/37 (Prerefunded 2/15/19)	4,340,000	5,084,006
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	2,680,000	3,039,093
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/24	300,000	322,734
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/30	750,000	787,920
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/36	500,000	511,200
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/42	1,750,000	1,796,830
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/35	1,325,000	1,348,757
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/43	1,420,000	1,434,143
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/49	1,470,000	1,461,548
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/46	1,295,000	1,382,827
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	310,000	328,377
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	310,000	323,451
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	770,000	790,336
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/44	5,000,000	5,106,600
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	2,355,000	2,465,332
North Texas Tollway Authority Rev., 6%, 1/01/43	1,280,000	1,510,221
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	2,500,000	2,507,975
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 11/01/30	430,000	431,355
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	5,380,000	5,398,077
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	1,075,000	1,247,312
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	1,970,000	2,297,690
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	1,680,000	1,985,222
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	355,000	355,568
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/27	4,000,000	4,846,960
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/40	2,955,000	3,426,559
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/36	1,055,000	1,084,318
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	615,000	668,480
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	520,000	565,297

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	$835,000	$841,062
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	3,515,000	3,823,617
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/35	2,470,000	2,546,694
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/40	3,310,000	3,359,551
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	2,785,000	2,794,692
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/41	2,750,000	2,836,900
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/35	845,000	850,552
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/45	3,750,000	3,828,225
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8%, 11/15/28	1,000,000	1,002,700
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	7,500,000	7,474,950
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	660,000	696,406
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	450,000	473,819
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/30	2,000,000	2,158,880
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/35	2,350,000	2,482,963
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/30	2,055,000	2,200,700
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/36	3,840,000	3,975,782
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	1,375,000	1,702,676
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	1,105,000	1,339,835
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/36	4,605,000	1,885,425
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	3,940,000	4,550,267
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	3,560,000	4,080,045
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 11/15/25 (Prerefunded 11/16/15)	1,440,000	1,443,398

		$288,986,646
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$4,090,000	$4,605,626
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	1,500,000	1,640,205

		$6,245,831
Utah - 0.6%
Utah Charter School Finance Authority Rev. (Spectrum Academy), 5%, 4/15/30	$745,000	$743,465
Utah Charter School Finance Authority Rev. (Spectrum Academy), 6%, 4/15/45	1,765,000	1,833,288
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/35	3,710,000	4,199,831
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 7/15/35 (Prerefunded 7/15/18)	3,995,000	4,727,803
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/37	2,405,000	2,411,950
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/38	6,070,000	6,194,071

		$20,110,408

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Vermont - 0.4%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/22	$3,785,000	$4,242,758
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	110,000	126,328
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	4,645,000	4,724,337
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	190,000	211,595
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	3,275,000	3,287,052

		$12,592,070
Virginia - 1.1%
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/35	$1,685,000	$1,828,983
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	4,785,000	5,135,214
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 5/01/26	1,000,000	1,003,150
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)	981,912	43,980
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	995,000	948,792
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	2,390,000	2,404,842
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/45	1,780,000	1,812,129
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/30	2,810,000	2,978,122
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	2,590,000	2,703,597
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	6,065,000	6,874,738
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	9,705,000	10,561,078
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	769,496	8
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/19 (a)(d)	6,569,571	66
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/44	605,000	665,361

		$36,960,060
Washington - 1.3%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/30	$4,000,000	$4,168,360
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 12/01/30	2,750,000	2,757,370
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	2,205,000	2,340,938
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	1,550,000	1,866,557
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	3,665,000	4,446,415
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36 (Prerefunded 8/01/18)	5,670,000	6,500,939
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	5,075,000	5,448,825
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 8/15/37	1,000,000	1,063,090
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	2,435,000	2,643,144
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/45	1,570,000	1,615,295
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/50	1,480,000	1,501,578
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/24	1,095,000	1,100,683
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/22	2,100,000	2,108,547
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	3,020,000	3,066,991
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	4,095,000	4,097,048

		$44,725,780
West Virginia - 0.4%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/28	$1,285,000	$1,473,124
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	515,000	586,492
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	1,005,000	1,137,409
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	865,000	884,238
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/28	1,000,000	1,132,060
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	3,450,000	3,587,828
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/44	605,000	661,773
West Virginia Hospital Finance Authority Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/27	2,100,000	2,392,299

		$11,855,223

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - 2.3%
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/28	$3,165,000	$3,376,739
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/25 (Put Date 8/15/17)	2,115,000	2,128,515
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/35	710,000	783,116
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/39	1,435,000	1,574,152
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	1,855,000	2,260,188
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	1,405,000	1,749,014
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/43	4,870,000	4,881,542
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/38	5,110,000	5,235,502
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	485,000	568,808
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	1,960,000	2,309,566
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	4,155,000	4,234,319
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/30	1,025,000	1,030,258
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/35	1,005,000	1,005,663
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/45	2,770,000	2,771,773
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 4%, 9/01/20	740,000	766,078
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/25	520,000	551,918
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/30	895,000	909,642
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	1,185,000	1,178,530
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/35	2,805,000	2,882,867
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	1,905,000	1,956,626
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	1,730,000	1,810,186
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	1,685,000	1,781,635
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	3,465,000	3,711,951
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	1,160,000	1,163,596
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/47	2,480,000	2,573,372
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	1,425,000	1,502,420
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	3,815,000	4,072,436
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	17,610,000	18,183,029

		$76,953,441
Total Municipal Bonds		$3,228,096,749

Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	104,058,370	$104,058,370
Total Investments		$3,332,155,119

Other Assets, Less Liabilities - 0.1%		2,826,070
Net Assets - 100.0%		$3,334,981,189

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,570,929 representing 0.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 10/31/15

Futures Contracts at 10/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	140	$21,901,250	December - 2015	$(197,365)

At October 31, 2015, the fund had cash collateral of $476,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of October 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,228,096,749	$—	$3,228,096,749
Mutual Funds	104,058,370	—	—	104,058,370
Total Investments	$104,058,370	$3,228,096,749	$—	$3,332,155,119

Other Financial Instruments
Futures Contracts	$(197,365)	$—	$—	$(197,365)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,104,760,439
Gross unrealized appreciation	218,188,428
Gross unrealized depreciation	(29,595,993)
Net unrealized appreciation (depreciation)	$188,592,435

The aggregate cost above includes prior year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	89,848,064	641,828,573	(627,618,267)	104,058,370

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$83,179	$104,058,370

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2015

*	Print name and title of each signing officer under his or her signature.